Registration Numbers: 2-66976
                                                                        811-3009

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [  X  ]

            Pre-Effective Amendment No.                           [     ]
                                           --------------

            Post-Effective Amendment No.         49               [  X  ]
                                           --------------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [  X  ]

            Amendment No.        49                               [  X  ]
                            ------------



                             LIBERTY FUNDS TRUST II
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)


               ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
               -------------------------------------------------
                    (Address of Principal Executive Offices)


                                 (617) 426-3750
               -------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)


NAME AND ADDRESS OF AGENT FOR SERVICE:         COPY TO:
--------------------------------------         --------

William J. Ballou, Esquire                     John M. Loder, Esquire
Colonial Management Associates, Inc.           Ropes & Gray
One Financial Center                           One International Place
Boston, Massachusetts  02111                   Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[     ]     immediately upon filing pursuant to paragraph (b)
[     ]     on December 29, 2000 pursuant to paragraph (b)
[     ]     60 days after filing pursuant to paragraph (a)(1)
[     ]     on [date] pursuant to paragraph (a)(1) of Rule 485
[  X  ]     75 days after filing pursuant to paragraph (a)(2)
[     ]     on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[     ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
LIBERTY INCOME II FUND               PROSPECTUS, APRIL  , 2001
--------------------------------------------------------------------------------

CLASS A, B, C AND D SHARES

Advised by Stein Roe & Farnham Incorporated





Although these securities have been registered with the Securities And Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



-------------------------------
Not FDIC | May Lose Value
Insured  |---------------------
         |No Bank Guarantee
-------------------------------




---------------------------------------------------------------------------------------------------------------------
        TABLE OF CONTENTS
        THE FUND                                   XX                                 MANAGING THE FUND                  XX
        ---------------------------------------------                                 --------------------------------------
        Investment Goal............................XX                                 Investment Advisor.................XX
        Principal Investment Strategies............XX                                 Portfolio Managers.................XX
        Principal Investment Risk..................XX
        Performance................................XX                                 OTHER  INVESTMENT
        Your Expense...............................XX                                 STRATEGIES AND RISKS               XX
                                                                                      --------------------------------------

        YOUR ACCOUNT
        How to Buy Shares..........................XX
        Sales Charges..............................XX
        How to Exchange Shares.....................XX
        How to Sell Shares.........................XX
        Fund Policy on Trading of Fund Shares......XX
        Distribution and Service Fees..............XX
        Other Information About Your Account.......XX

                                                                              --

--------------------------------------------------------------------------------
                          THE FUND
--------------------------------------------------------------------------------


        INVESTMENT GOAL
        ------------------------------------------------------------------------
        The Fund seeks to provide a high level of current income, consistent with the preservation of capital.


        PRINCIPAL INVESTMENT STRATEGIES
        ------------------------------------------------------------------------
        Under normal market conditions, the Fund will invest at least 65% of its total assets in the Floating Rate Advantage Portfolio (Portfolio), which has the same investment objective as the Fund. The remaining assets of the Fund will be invested in a combination of liquid assets, which may include cash, corporate bonds (including high yield corporate bonds), U.S. Government securities, short-term and money market instruments and other mutual funds managed by the advisor or affiliates of the advisor that invest primarily in one or more of these types of assets. The Fund's investment advisor has wide flexibility to vary the different types of debt securities, or mutual funds that invest in debt securities, that comprise the Fund's holdings in securities other than the Portfolio.

        The Portfolio invests primarily in adjustable rate senior loans (Senior Loans), the interest rates of which float or vary periodically based upon a benchmark indicator or prevailing interest rates. Senior Loans are business loans that have a senior right to payment to most other debts of the borrower.

        Senior Loans are often secured by specific assets of the borrower, although the Portfolio may also invest in Senior Loans that are not secured by any collateral. All or substantially all of the Portfolio's Senior Loans may be rated below investment grade. The Portfolio may also invest in high quality, short-term debt securities and warrants, equity securities and, in limited circumstances, junior debt securities acquired in connection with the Portfolio's investments in Senior Loans.

        The Portfolio borrows money for the purpose of financing long-term investments, obtaining short-term liquidity and for temporary, emergency or extraordinary purposes. To the extent the Portfolio borrows more money than it has cash or short-term cash equivalents and invests the proceeds in Senior Loans, the Portfolio will create financial leverage.

        In seeking to achieve its investment goal, the Portfolio and the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


                                                                              --

THE FUND


        PRINCIPAL INVESTMENT RISKS
        ------------------------------------------------------------------------
        The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

        Management risk means that the advisor's securities selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

        Non-Payment Risk. Senior Loans and corporate bonds are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan or corporate bond experiencing non-payment, and a potential decrease in the net asset value of the Fund.

        Below Investment Grade Securities. The Portfolio may invest all or substantially all of its assets in Senior Loans or other securities that are rated below investment grade, or in comparable unrated securities. In addition, the Fund may invest in corporate bonds that are rated below investment grade or that are not rated. These securities are commonly referred to as high-yield debt or "junk debt." The purchase of such securities exposes the Fund to financial, market and interest-rate risks and greater credit risks than would the purchase of higher-rated securities. Such investments are also likely to result in increased fluctuation in the Fund's net asset value, particularly in response to economic downturns.

        Restrictions on Resale of Senior Loans. Senior Loans, at present, generally are not readily marketable and may be subject to restrictions on resale. As a result, the ability of the Portfolio to dispose of its investments in a timely fashion and at a fair price may be restricted. This could result in a loss in the value of the Fund's shares, or make it difficult for the Fund to redeem its investment in the Portfolio.

        Borrowing. The Portfolio is authorized to borrow money in an amount up to 33 1/3% of the Portfolio's total assets (after giving effect to the amount borrowed). The use of borrowing (or leverage) for investment purposes creates opportunities for greater total returns but at the same time increases risks. Any investment income or gains earned with respect to the amounts borrowed, which is in excess of the interest which is due on the borrowing, will augment the Portfolio's income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Portfolio's and the Fund's shares may decrease more quickly than would otherwise be the case and dividends on the shares would be reduced or eliminated. To the extent that the Portfolio has borrowed below the permissive



                                                                              --

THE FUND


        amount, the Fund may also borrow so that the total amount borrowed by both the Fund and the Portfolio does not exceed 33 1/3% of the Fund's assets. The Fund will restrict its use of borrowing to meet redemption requests or for emergency purposes.

        Limited Information. The types of Senior Loans in which the Portfolio will invest historically have not been rated by a nationally recognized statistical rating organization, have not been registered with the Securities and Exchange Commission or any state securities commission, and have not been listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for rated, registered or exchange listed securities. As a result, the Fund is more dependent on the analytical ability of the Portfolio's advisor than other funds which may be able to rely on more publicly available information.

        Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

        Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

        As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

        An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                                                              --

THE FUND




UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions

- Assumes Class B and Class D shares convert to Class A shares after _____ years


        PERFORMANCE
        ------------------------------------------------------------------------
        Because the Fund is a new Fund and has not completed one full year of investment performance, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus.


        YOUR EXPENSES
        ------------------------------------------------------------------------
        Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



        ------------------------------------------------------------------------
         SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
        ------------------------------------------------------------------------

                                               CLASS A  CLASS B   CLASS C  CLASS D
        Maximum sales charge (load) on
        purchases (%)  (as a percentage of
        the offering price)                      3.50     0.00      0.00     1.00
        -------------------------------------- -------- --------- -------- --------
        Maximum deferred sales charge (load)
        on redemptions (%) (as a percentage
        of the lesser of purchase price or
        redemption price)                        1.00(2)   3.25      1.00     1.00
        -------------------------------------- -------- --------- -------- --------
        Redemption fee(6) (%) (as a percentage
        of amount redeemed, if applicable)        (3)      (3)       (3)      (3)



        ------------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
        ------------------------------------------------------------------------


                                             CLASS A   CLASS B  Class C  CLASS D
        Management fee(4)(5) (%)               _.__     _.__     _.__
        ------------------------------------ --------- -------- ------- --------
        Distribution and service (12b-1)
        fees (%)                               0.35     0.70     0.85    0.85
        ------------------------------------ --------- -------- ------- --------
        Other expenses(5) (%)                  _.__     _.__     _.__     ___
        ------------------------------------ --------- -------- ------- --------
        Total annual fund operating
        expenses(%)                            _.__     _.__     _.__     ___
        ------------------------------------ --------- -------- ------- --------
             Expense reimbursement (%)         _.__     _.__     _.__
        ------------------------------------ --------- -------- ------- --------
             Net expenses (%)                  _.__     _.__     _.__



---------------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank. five business days or less.

(4) The Fund bears its pro rata shares of the fees and expenses incurred by the Portfolio. The investment return will be net of the Fund's pro rata share of the expenses of the Portfolio in which it invests. Based on the expense ratio of the Portfolio adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the large and weighted expense ratio per annum borne by the Fund (exclusive of distribution and service fees) including its pro rata share of expenses of the Portfolio is expected to be ____% assuming that the Fund invests 65% of its assets in the Portfolio. The expense ratio may be higher or lower depending on the actual expenses of the Portfolio and the percentage of the Fund's assets invested in the Portfolio.

(5) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed _.__%. As a result, the actual management fee for each share class would be __.__%, other expenses for each share class would be __.__% and total annual fund operating expenses for Class A, B, C and D shares would be __.__%, __.__% and __.__%, respectively.
        This arrangement may be modified or terminated by the advisor at any time.


                                                                              --

THE FUND


        ------------------------------------------------------------------------
        EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
        ------------------------------------------------------------------------


        CLASS                                              1 YEAR   3 YEARS

        Class A                                            $_,___   $_,___
        ------------------------------------------------- --------- --------
        Class B: did not sell your shares                  $_,___   $_,___
                 sold all your shares at
                 the end of the period                     $_,___   $_,___
        ------------------------------------------------- --------- --------
        Class C: did not sell your shares                  $_,___   $_,___
                 sold all your shares at
                 the end of the period                     $_,___   $_,___

        Class D: did not sell your shares                  $_,___   $_,___
                 sold all your shares at
                 the end of the period                     $_,___   $_,___



                                                                              --
                                                                               6

--------------------------------------------------------------------------------
                        YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS

Initial Investment..........................$2,500
Subsequent Investments ........................$50
Automatic Investment Plan*.....................$50
Retirement Plans*..............................$25
*  The initial investment minimum of $2,500 is waived on this plan.


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

        HOW TO BUY SHARES
        ------------------------------------------------------------------------
        Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



        ----------------------------------------------------------------
        OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
        ----------------------------------------------------------------

        METHOD            INSTRUCTIONS
        Through your      Your financial advisor can help you establish your
        financial         account and buy Fund shares on your behalf.  Your
        advisor           financial advisor may charge you fees for executing
                          the purchase for you.
        ----------------- -----------------------------------------------------
        By check          For new accounts, send a completed application and
        (new account)     check made payable to the Fund to the transfer
                          agent, Liberty Funds Services, Inc., P.O. Box 1722,
                          Boston, MA 02105-1722.
        ----------------- -----------------------------------------------------
        By check          For existing accounts, fill out and return the additional
        (existing         investment stub included in your quarterly statement, or send
        account)          a letter of instruction including your Fund name and account number with a check made payable to the Fund to
                          Liberty Funds Services, Inc., P.O. Box 1722,
                          Boston, MA 02105-1722.
        ----------------- -----------------------------------------------------
        By exchange       You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                          Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by
                          telephone, call 1-800-422-3737.
        ----------------- -----------------------------------------------------
        By wire           You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                          1-800-422-3737 to obtain a control number and the
                          wiring instructions.
        ----------------- -----------------------------------------------------
        By electronic     You may purchase shares by electronically transferring money
        funds transfer    from your bank account to your fund account by calling
                          1-800-422-3737. Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone
                          request. Be sure to complete the appropriate section of the application.
        ----------------- -----------------------------------------------------
        Automatic         You can make monthly or quarterly investments automatically
        investment plan   from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                          transfer. Be sure to complete the appropriate section of the application for this feature.
        ----------------- -----------------------------------------------------
        By dividend       You may automatically invest dividends distributed
        diversification   by one fund into the same class of shares of the
                          Fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.
        ----------------- -----------------------------------------------------

                                                                              --
                                                                               7

YOUR ACCOUNT






CHOOSING A SHARE CLASS

The Fund offers four classes of shares in this prospectus -- CLASS A, B, C AND
D. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of over $1 million can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares make the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


        SALES CHARGES
        ------------------------------------------------------------------------
        You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

        CLASS A SHARES Class A shares are available only to tax deferred retirement plans. Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.





        ----------------------------------------------------------------
        CLASS A SALES CHARGES
        ----------------------------------------------------------------

                                                                      % OF
                                                                     OFFERING
                                                                      PRICE
                                             AS A % OF               RETAINED
                                               THE                      BY
                                              PUBLIC       AS A %    FINANCIAL
                                             OFFERING     OF YOUR     ADVISOR
        AMOUNT OF PURCHASE                     PRICE     INVESTMENT     FIRM
        Less than $100,000                      3.50        3.63        3.25
        ------------------------------------------------------------------------
        $100,000 to less than $500,000          2.25        2.30        2.00
        ------------------------------------------------------------------------
        $500,000 to less than $1,000,000        1.25        1.27        1.00
        ------------------------------------------------------------------------
        $1,000,000 or more                      0.00        0.00        0.00
        ------------------------------------------------------------------------


        Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.


                                                                              --

YOUR ACCOUNT






UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the months end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.




        For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


        ----------------------------------------------------------------
        PURCHASES OVER $1 MILLION
        ----------------------------------------------------------------

        AMOUNT PURCHASED                                COMMISSION %
        First $3 million                                    1.00
        ------------------------------------ -----------------------------------
        $3 million to less than $5 million                  0.80
        ------------------------------------ -----------------------------------
        $5 million to less than $25 million                 0.50
        ------------------------------------ -----------------------------------
        $25 million or more                                 0.25

                The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

                For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

                REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

                CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

                                                                              --
                                                                               9

YOUR ACCOUNT





        ----------------------------------------------------------------
        CLASS B SALES CHARGES
        ----------------------------------------------------------------

                                                      % DEDUCTED WHEN
        HOLDING PERIOD AFTER PURCHASE                 SHARES ARE SOLD
        Through first year                                  3.25
        ------------------------------------ -----------------------------------
        Through second year                                 3.00
        ------------------------------------ -----------------------------------
        Through third year                                  2.00
        ------------------------------------ -----------------------------------
        Through fourth year                                 1.50
        ------------------------------------ -----------------------------------
        Through fifth year                                  1.00
        ------------------------------------ -----------------------------------
        Longer than five years                              0.00

        Commission to financial advisors is 3.25%.
        Automatic conversion to Class A shares is eight years after purchase.

        CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.







        ----------------------------------------------------------------
        CLASS C SALES CHARGES
        ----------------------------------------------------------------


        YEARS AFTER PURCHASE                  % DEDUCTED WHEN SHARES ARE SOLD
        Through first year                                  1.00
        ------------------------------------ -----------------------------------
        Longer than one year                                0.00


        CLASS D SHARES Purchases of Class D shares are at the public offering price. This price includes a sales charge of 1.00% of your initial investment. Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at anytime without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 2.00% on sales of Class D shares.



        ----------------------------------------------------------------
        CLASS D SALES CHARGES
        ----------------------------------------------------------------


        YEARS AFTER PURCHASE                  % DEDUCTED WHEN SHARES ARE SOLD
        Through first year                                  1.00
        ------------------------------------ -----------------------------------
        Longer than one year                                0.00


Automatic conversion to Class A shares is [____] years after purchase.

                                                                              --

YOUR ACCOUNT







                HOW TO EXCHANGE SHARES
                ----------------------------------------------------------------
                You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



                                                                              --
                                                                              11

YOUR ACCOUNT



                HOW TO SELL SHARES
                ----------------------------------------------------------------


                Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

                When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means
                (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

                The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                              --
                                                                              12

YOUR ACCOUNT

        OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

        METHOD            INSTRUCTIONS
        Through your      You may call your financial advisor to place your
        financial advisor sell order.  To receive the current trading day's price, your financial advisor firm must receive your
                          request prior to the close of the NYSE, usually
                          4:00 p.m. Eastern time.
        ----------------- -----------------------------------------------------
        By exchange       You or your financial advisor may sell shares by
                          exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                          1-800-422-3737.
        ----------------- -----------------------------------------------------
        By telephone      You or your financial advisor may sell shares by
                          telephone and request that a check be sent to your
                          address of record by calling 1-800-422-3737, unless
                          you have notified the Fund of an address change within
                          the previous 30 days. The dollar limit for telephone
                          sales is $100,000 in a 30-day period.  You do not need to
                          set up this feature in advance of your call.  Certain
                          restrictions apply to retirement accounts.  For
                          details, call 1-800-345-6611.
        ----------------- -----------------------------------------------------
        By mail           You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional
                          documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                          Mail your letter of instruction to Liberty Funds
                          Services, Inc., P.O. Box 1722, Boston, MA
                          02105-1722.
        ----------------- -----------------------------------------------------
        By wire           You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                          telephone request. Be sure to complete the appropriate section of the account application for this feature.
        ----------------- -----------------------------------------------------
        By systematic     You may automatically sell a specified dollar amount or
        withdrawal plan   percentage of your account on a monthly, quarterly or
                          semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested.  Be sure to complete the appropriate section of the account application for this
                          feature.
        ----------------- -----------------------------------------------------
        By electronic     You may sell shares and request that the proceeds be
        funds transfer    electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application
                          for this feature.


                                                                              --
                                                                              13

YOUR ACCOUNT






        FUND POLICY ON TRADING OF FUND SHARES
        ------------------------------------------------------------------------
        The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


        DISTRIBUTION AND SERVICE FEES
        ------------------------------------------------------------------------
        The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributior marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B and Class D shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur eight years after purchase for B shares and ____ for D shares, depending on the class and/or program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B and Class D shares.

                                                                              --
                                                                              14

YOUR ACCOUNT



        OTHER INFORMATION ABOUT YOUR ACCOUNT
        ------------------------------------------------------------------------
        HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

        When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

        The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities. For example, most loans will be valued by dealer quotations and most other debt securities are valued by an independent pricing service.

        You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

        ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

                                                                              --
                                                                              15

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS



The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.






DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


------------------------------------------------------------------------
TYPE OF DISTRIBUTIONS
------------------------------------------------------------------------


Dividend          Represents interest and dividends earned from
                  securities held by the Fund, net of expenses
                  incurred by the Fund.
----------------- -----------------------------------------------------
Capital gains     Represents net long-term capital gains on sales of
                  securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.




------------------------------------------------------------------------
DISTRIBUTION OPTIONS
------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                              --
                                                                              16

YOUR ACCOUNT






        TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

        In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on [foreign], federal, state, local or other applicable tax laws

        In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.


                                                                              --
                                                                              17

--------------------------------------------------------------------------------
        MANAGING THE FUND
--------------------------------------------------------------------------------


        INVESTMENT ADVISOR
        ------------------------------------------------------------------------
        Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, IL 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Floating Rate Advantage Portfolio's (Portfolio) and the Fund's day-to-day business, including placing all orders for the purchase and sale of the Portfolio's and the Fund's portfolio securities. Stein Roe and its predecessor have advised and managed mutual funds since1932. As of February 28, 2001, Stein Roe managed over $__ billion in assets.

        Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

        For its portfolio management services to the Portfolio, the Portfolio pays Stein Roe a monthly management fee of ___% of the Portfolio's average daily net assets. In addition, for its portfolio management services on investments other than investments in the Portfolio, Stein Roe is paid a management fee by the Fund of ___% of the Fund's average daily net assets.


        PORTFOLIO MANAGERS
        ------------------------------------------------------------------------
        Brian W. Good and James R. Fellows, each a vice president of Stein Roe, are primarily responsible for the day-to-day management of the Fund. Mr. Fellows and Mr. Good have been employed by Stein Roe since April 1998 and have managed other Liberty mutual funds since that time. Prior thereto, Mr. Good was vice president and portfolio manager at VanKampen American Capital since 1989 and Mr. Fellow was vice president and senior credit analyst at VanKampen American Capital since 1988.

                                                                              --
                                                                              18

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Portfolio's and the Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Portfolio and the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its respective investment goal. The Fund may not always achieve its investment goal.

Additional information about the Portfolio's and the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


--------------------------------------------------------------------------------
        OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

        The Portfolio's and the Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Portfolio and the Fund may make and the risks associated with them. In seeking to achieve its respective investment goal, the Portfolio or the Fund may invest in various types of securities and engage in various investment techniques which are not a principal focus and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


        PORTFOLIO TURNOVER
        ------------------------------------------------------------------------
        There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Portfolio and the Fund generally intends to purchase securities for long-term investment although it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


        INTERFUND LENDING PROGRAM
        ------------------------------------------------------------------------
        The Portfolio and the Fund may lend money to and borrow from other funds advised by Stein Roe. They will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


        INVESTMENTS IN THE PORTFOLIO
        ------------------------------------------------------------------------
        Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund invests at least 65% of its assets in a larger portfolio of securities, which has investment goals and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund become inconsistent, the Board of Trustees of the Fund will decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. The Portfolio is a partnership that is not registered as an investment company under the Investment Company Act of 1940. For more information on the master/feeder fund structure, see the Statement of Additional Information.

                                                                              --
                                                                              19

FINANCIAL HIGHLIGHTS



        TEMPORARY DEFENSIVE STRATEGIES
        ------------------------------------------------------------------------
        At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Portfolio's or the Fund's normal investment activities. During such times, the Portfolio or the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Portfolio or the Fund from achieving its investment goal.


                                                                              --

--------------------------------------------------------------------------------
        NOTES

--------------------------------------------------------------------------------

        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

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        ------------------------------------------------------------------------


        ------------------------------------------------------------------------

                                                                              --
                                                                              21

NOTES

        ------------------------------------------------------------------------

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        ------------------------------------------------------------------------



                                                                              --
                                                                              22

NOTES

        ------------------------------------------------------------------------

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        ------------------------------------------------------------------------



                                                                              --

        FOR MORE INFORMATION
        ------------------------------------------------------------------------

        More information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

        You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

        You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

        Liberty Funds Distributor, Inc.
        One Financial Center
        Boston, MA 02111-2621
        1-800-426-3750
        www.libertyfunds.com

        Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

        You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

        Public Reference Room
        Securities and Exchange Commission
        Washington, DC 20549-0102

        Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


        INVESTMENT COMPANY ACT FILE NUMBER:

        Liberty Funds Trust II:  811-3009
        - Liberty Income II Fund

--------------------------------------------------------------------------------

                              [LIBERTY FUNDS LOGO]

                              Liberty Funds Distributor, Inc. (C) 2001
                              One Financial Center, Boston, MA 02111-2621, 800-426-3750
                              www.libertyfunds.com

[Job Code]

                                                                              --
                                                                              24

--------------------------------------------------------------------------------
LIBERTY INCOME II FUND              PROSPECTUS, APRIL ___, 2001
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated




Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


-----------------------------
  Not FDIC  May Lose Value
  Insured   -----------------
            No Bank Guarantee
-----------------------------

-----------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                       XX          MANAGING THE FUND                            XX
--------------------------------------------------         ------------------------------------------------

Investment Goal................................xx          Investment Advisor...........................xx

Principal Investment Strategies................xx          Portfolio Manager............................xx

Principal Investment Risks.....................xx

Performance....................................xx          OTHER INVESTMENT
                                                           STRATEGIES AND RISKS                         XX
Your Expenses..................................xx          ------------------------------------------------


YOUR ACCOUNT                                   XX
--------------------------------------------------

How to Buy Shares..............................xx

Eligible Investors.............................xx

Sales Charges..................................xx

How to Exchange Shares.........................xx

How to Sell Shares.............................xx

Fund Policy on Trading of Fund Shares..........xx

Other Information About Your Account...........xx

--------------------------------------------------------------------------------
         THE FUND
--------------------------------------------------------------------------------


         INVESTMENT GOAL
         -----------------------------------------------------------------------
         The Fund seeks to provide a high level of current income, consistent with preservation of capital.


         PRINCIPAL INVESTMENT STRATEGIES
         -----------------------------------------------------------------------
         Under normal market conditions, the Fund will invest at least 65% of its total assets in the Floating Rate Advantage Portfolio (Portfolio), which has the same investment objective as the Fund. The remaining assets of the Fund will be invested in a combination of liquid assets, which may include cash, corporate bonds (including high yield corporate bonds), U.S. Government securities, short-term and money market instruments and other mutual funds managed by the advisor or affiliates of the advisor that invest primarily in one or more of these types of assets. The Fund's investment advisor has wide flexibility to vary the different types of debt securities, or mutual funds that invest in debt securities, that comprise the Fund's holdings in securities other than the Portfolio.

         The Portfolio invests primarily in adjustable rate senior loans (Senior Loans), the interest rates of which float or vary periodically based upon a benchmark indicator or prevailing interest rates. Senior Loans are business loans that have a senior right to payment to most other debts of the borrower.

         Senior Loans are often secured by specific assets of the borrower, although the Portfolio may also invest in Senior Loans that are not secured by any collateral. All or substantially all of the Portfolio's Senior Loans may be rated below investment grade. The Portfolio may also invest in high quality, short-term debt securities and warrants, equity securities and, in limited circumstances, junior debt securities acquired in connection with the Portfolio's investments in Senior Loans.

         The Portfolio borrows money for the purpose of financing long-term investments, obtaining short-term liquidity and for temporary, emergency or extraordinary purposes. To the extent the Portfolio borrows more money than it has cash or short-term cash equivalents and invests the proceeds in Senior Loans, the Portfolio will create financial leverage.

         In seeking to achieve its investment goal, the Portfolio and the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


                                                                             ---

THE FUND


         PRINCIPAL INVESTMENT RISKS
         -----------------------------------------------------------------------
         The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

         Management risk means that the advisor's securities selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

         Non-Payment Risk. Senior Loans and corporate bonds are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan or corporate bond experiencing non-payment, and a potential decrease in the net asset value of the Fund.

         Below Investment Grade Securities. The Portfolio may invest all or substantially all of its assets in Senior Loans or other securities that are rated below investment grade, or in comparable unrated securities. In addition, the Fund may invest in corporate bonds that are rated below investment grade or that are not rated. These securities are commonly referred to as high-yield debt or "junk debt." The purchase of such securities exposes the Fund to financial, market and interest-rate risks and greater credit risks than would the purchase of higher-rated securities. Such investments are also likely to result in increased fluctuation in the Fund's net asset value, particularly in response to economic downturns.

         Restrictions on Resale of Senior Loans. Senior Loans, at present, generally are not readily marketable and may be subject to restrictions on resale. As a result, the ability of the Portfolio to dispose of its investments in a timely fashion and at a fair price may be restricted. This could result in a loss in the value of the Fund's shares, or make it difficult for the Fund to redeem its investment in the Portfolio.

         Borrowing. The Portfolio is authorized to borrow money in an amount up to 33 1/3% of the Portfolio's total assets (after giving effect to the amount borrowed). The use of borrowing (or leverage) for investment purposes creates opportunities for greater total returns but at the same time increases risks. Any investment income or gains earned with respect to the amounts borrowed, which is in excess of the interest which is due on the borrowing, will augment the Portfolio's income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Portfolio's and the Fund's shares may decrease more quickly than would otherwise be the case and dividends on the shares would be reduced or eliminated. To the extent that the Portfolio has borrowed below the permissive


                                                                             ---

THE FUND



         amount, the Fund may also borrow so that the total amount borrowed by both the Fund and the Portfolio does not exceed 33 1/3% of the Fund's assets. The Fund will restrict its use of borrowing to meet redemption requests or for emergency purposes.

         Limited Information. The types of Senior Loans in which the Portfolio will invest historically have not been rated by a nationally recognized statistical rating organization, have not been registered with the Securities and Exchange Commission or any state securities commission, and have not been listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for rated, registered or exchange listed securities. As a result, the Fund is more dependent on the analytical ability of the Portfolio's advisor than other funds which may be able to rely on more publicly available information.

         Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

         Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

         As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                                                             ---

THE FUND





UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions



         PERFORMANCE
         -----------------------------------------------------------------------
         Because the Fund is a new Fund and has not completed one full year of investment performance, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus.

         YOUR EXPENSES
         -----------------------------------------------------------------------
         Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

         -----------------------------------------------------------------------
         SHAREHOLDER FEES (1) (PAID DIRECTLY FROM YOUR INVESTMENT)
         -----------------------------------------------------------------------

         Maximum sales charge (load) on purchases(%)
         (as a percentage of the offering price)       0.00
         ------------------------------------------- ---------
         Maximum deferred sales charge (load) on
         redemptions (%) (as a percentage of the
         lesser of purchase price or redemption
         price)                                        0.00
         ------------------------------------------- ---------
         Redemption fee (%) (as a percentage of        (2)
         amount redeemed, if applicable)

         -----------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
         -----------------------------------------------------------------------


         Management fee (3)(4) (%)                    _.__
         ------------------------------------------ ---------
         Distribution and service (12b-1) fees (%)    0.00
         ------------------------------------------ ---------
         Other expenses (4) (%)                       _.__
         ------------------------------------------ ---------
         Total annual fund operating expenses (4)(%)  _.__
         ------------------------------------------ ---------
           Expense reimbursement  (%)                 _.__
         ------------------------------------------ ---------
           Net expenses (%)                           _.__
         ------------------------------------------ ---------

         -----------------------------------------------------------------------
         EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
         -----------------------------------------------------------------------

         1 YEAR        3 YEARS

         $-,---         $-,---

         -----------------------------------------------------------------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) The Fund bears its pro rata share of the fees and expenses incurred by the Portfolio. The investment return will be net of the Fund's pro rata share of the expenses of the Portfolio in which it invests. Based on the expense ratio of the Portfolio adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the large and weighted expense ratio per annum borne by the Fund (exclusive of distribution and service fees) including its pro rata share of expenses of the Portfolio is expected to be ___%, assuming that the Fund invests 65% of its assets in the Portfolio. The expense ratio may be higher or lower depending on the actual expenses of the Portfolio and the percentage of the Fund's assets invested in the Portfolio.

(4) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and services fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed _.___%. As a result, the actual management fee for Class Z shares would be _.___%, other expenses for Class Z shares would be _.__% and total annual fund operating expenses for Class Z shares would be _.__%. This arrangement may be modified or terminated by the advisor at any time.


                                                                             ---

--------------------------------------------------------------------------------
         YOUR ACCOUNT
--------------------------------------------------------------------------------


         HOW TO BUY SHARES
         -----------------------------------------------------------------------
         Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

         -----------------------------------------------------------------------
         OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
         -----------------------------------------------------------------------

         METHOD               INSTRUCTIONS

         Through your         Your financial advisor can help you establish your
         financial advisor    account and buy Fund shares on your behalf.  Your
                              financial advisor may charge you fees for executing
                              the purchase for you.
         ------------------------------------------------------------------------------------
         By check             For new accounts, send a completed application and
         (new account)        check made payable to the Fund to the transfer
                              agent, Liberty Funds Services, Inc., P.O. Box 1722,
                              Boston, MA 02105-1722.
         ------------------------------------------------------------------------------------
         By check             For existing accounts, fill out and return the additional
         (existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to
                              Liberty Funds Services, Inc., P.O. Box 1722,
                              Boston, MA 02105-1722.
         ------------------------------------------------------------------------------------
         By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class or
                              Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
         ------------------------------------------------------------------------------------
         By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                              1-800-422-3737 to obtain a control number and the wiring
                              instructions.
         ------------------------------------------------------------------------------------
         By electronic        You may purchase shares by electronically transferring money
         funds transfer       from your bank account to your fund account by calling
                              1-800-422-3737. Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
         ------------------------------------------------------------------------------------
         Automatic            You can make monthly or quarterly investments automatically
         investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                              transfer. Be sure to complete the appropriate section of the application for this feature.
         ------------------------------------------------------------------------------------
         By dividend          You may automatically invest dividends distributed by one fund
         diversification      into the same class of shares of the Fund at no additional sales charge. To invest your dividends in another fund, call
                              1-800-345-6611.
         -------------------------------------------------------------------------------------

YOUR ACCOUNT



ELIGIBLE INVESTORS



Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:



$1,000 minimum initial investment



- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;



- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and



- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.



$100,000 minimum initial investment



- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;



- any insurance company, trust company or bank purchasing shares for its own account;



-        any endowment, investment company or foundation; and



- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.



No minimum initial investment



- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer;



- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over.



The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right

YOUR ACCOUNT



to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                           --

YOUR ACCOUNT



CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus - CLASS Z.

The Fund also offers four additional classes of shares - Class A, B, C and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

--------------------------------------------------------------------------------

         SALES CHARGES
         -----------------------------------------------------------------------
         Your purchases of Class Z shares are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


         HOW TO EXCHANGE SHARES
         -----------------------------------------------------------------------
         You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


         HOW TO SELL SHARES
         -----------------------------------------------------------------------
         Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

         When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


                                                                             ---

YOUR ACCOUNT








         The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                             ---
                                                                               8

YOUR ACCOUNT





         -----------------------------------------------------------------------
         OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
         -----------------------------------------------------------------------

         METHOD               INSTRUCTIONS

         Through your         You may call your financial advisor to place your
         financial advisor    sell order.  To receive the current trading day's
                              price, your financial advisor firm must receive
                              your request prior to the close of the NYSE,
                              usually 4:00 p.m. Eastern time.
         --------------------------------------------------------------------------------
         By exchange          You or your financial advisor may sell shares by
                              exchanging from the Fund into Class Z shares or
                              Class A shares of another fund at no additional
                              cost. To exchange by telephone, call
                              1-800-422-3737.
         --------------------------------------------------------------------------------
         By telephone         You or your financial advisor may sell shares by
                              telephone and request that a check be sent to your
                              address of record by calling 1-800-422-3737, unless
                              you have notified the Fund of an address change within
                              the previous 30 days. The dollar limit for telephone
                              sales is $100,000 in a 30-day period. You do not need
                              to set up this feature in advance of your call. Certain
                              restrictions apply to retirement accounts. For details,
                              call 1-800-345-6611.
         --------------------------------------------------------------------------------
         By mail              You may send a signed letter of instruction to the
                              address below. In your letter of instruction, note the
                              Fund's name, share class, account number, and the dollar
                              value or number of shares you wish to sell. All account
                              owners must sign the letter, and signatures must be
                              guaranteed by either a bank, a member firm of a national
                              stock exchange or another eligible guarantor institution.
                              Additional documentation is required for sales by
                              corporations, agents, fiduciaries, surviving joint owners
                              and individual retirement account owners. For details,
                              call 1-800-345-6611.

                              Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                              02105-1722.
         --------------------------------------------------------------------------------
         By wire              You may sell shares and request that the proceeds be
                              wired to your bank. You must set up this feature prior to
                              your telephone request. Be sure to complete the appropriate section of the account application for this feature.
         --------------------------------------------------------------------------------
         By systematic        You may automatically sell a specified dollar amount or
         withdrawal plan      percentage of your account on a monthly, quarterly or
                              semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested.  Be sure to complete the appropriate section of the account application for this feature.
         --------------------------------------------------------------------------------
         By electronic        You may sell shares and request that the proceeds be
         funds transfer       electronically transferred to your bank. Proceeds may
                              take up to two business days to be received by your bank.
                              You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.




                                                                             ---

YOUR ACCOUNT





         FUND POLICY ON TRADING OF FUND SHARES
         -----------------------------------------------------------------------
         The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


         OTHER INFORMATION ABOUT YOUR ACCOUNT
         -----------------------------------------------------------------------
         HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

         When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

         The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. [Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined.] Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

         You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

         ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

         SHARE CERTIFICATES Share certificates are not available for Class Z shares.


                                                                             ---

YOUR ACCOUNT





UNDERSTANDING FUND
DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------

         DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:



         -----------------------------------------------------------------------
         TYPES OF DISTRIBUTIONS
         -----------------------------------------------------------------------

         Dividend            Represents interest and dividends earned from
                             securities held by the Fund, net of expenses
                             incurred by the Fund.
         -----------------------------------------------------------------------
         Capital gains       Represents net long-term capital gains on
                             sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


         DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

         If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

         -----------------------------------------------------------------------
         DISTRIBUTION OPTIONS
         -----------------------------------------------------------------------

         Reinvest all distributions in additional shares of your current fund
         -----------------------------------------------------------------------
         Reinvest all distributions in shares of another fund
         -----------------------------------------------------------------------
         Receive dividends in cash (see options below) and reinvest capital gains
         -----------------------------------------------------------------------
         Receive all distributions in cash (with one of the following options):

         - send the check to your address of record
         - send the check to a third party address
         - transfer the money to your bank via electronic funds transfer

         Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


                                                                             ---

YOUR ACCOUNT





         TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

         In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on [foreign,] federal, state, local or other applicable tax laws.

         In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.


                                                                             ---
                                                                              12

--------------------------------------------------------------------------------
         MANAGING THE FUND
--------------------------------------------------------------------------------

         INVESTMENT ADVISOR
         -----------------------------------------------------------------------
         Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, IL 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Floating Rate Advantage Portfolio's (Portfolio) and the Fund's day-to-day business, including placing all orders for the purchase and sale of the Portfolio's and the Fund's portfolio securities. Stein Roe, and its predecessor have advised and managed mutual funds since 1932. As of February 28, 2001, managed over $__ billion in assets.

         Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

         For its portfolio management services to the Portfolio, Stein Roe is paid a monthly management fee of ___% of the Portfolio's average daily net assets. In addition, for its portfolio management services on investments other than investments in the Portfolio, Stein Roe is paid a management fee by the Fund of ___% of the Fund's average daily net assets.


         PORTFOLIO MANAGERS
         -----------------------------------------------------------------------
         Brian W. Good and James R. Fellows, each a vice president of Stein Roe, are primarily responsible for the day-to-day management of the Fund. Mr. Fellows and Mr. Good have been employed by Stein Roe since April 1998 and have managed other Liberty mutual funds since that time. Prior thereto, Mr. Good was vice president and portfolio manager at VanKampen American Capital since 1989 and Mr. Fellow was vice president and senior credit analyst at VanKampen American Capital since 1988.


                                                                             ---

--------------------------------------------------------------------------------
         OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------





         UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

         The Portfolio's and the Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks". In seeking to meet its investment goal, the Portfolio and the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

         The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its respective investment goal. The Portfolio or the Fund may not always achieve its investment goal.

         Additional information about the Portfolio's and the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

--------------------------------------------------------------------------------

         The Portfolio's and the Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Portfolio and the Fund may make and the risks associated with them. In seeking to achieve its respective investment goal, the Portfolio or the Fund may invest in various types of securities and engage in various investment techniques which are not a principal focus and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


         PORTFOLIO TURNOVER
         -----------------------------------------------------------------------
         There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Portfolio and the Fund generally intends to purchase securities for long-term investment, although it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


         INTERFUND LENDING PROGRAM
         -----------------------------------------------------------------------
         The Portfolio and the Fund may lend money to and borrow from other funds advised by Stein Roe. They will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


         INVESTMENTS IN THE PORTFOLIO
         -----------------------------------------------------------------------
         Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund invests at least 65% of its assets in a larger portfolio of securities, which has investment goals and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund become inconsistent, the Board of Trustees of the Fund will decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. The Portfolio is a partnership that is not registered as an investment company under the Investment Act of 1940.


         TEMPORARY DEFENSIVE STRATEGIES
         -----------------------------------------------------------------------
         At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Portfolio's or the Fund's normal investment activities. During such times, the Portfolio or the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Portfolio or the Fund from achieving its investment goal.


                                                                             ---

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                                                                              19

         FOR MORE INFORMATION
         -----------------------------------------------------------------------
         You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

         You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

         You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

         Liberty Funds Distributor, Inc.
         One Financial Center
         Boston, MA 02111-2621
         1-800-426-3750
         www.libertyfunds.com

         Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

         You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

         Public Reference Room
         Securities and Exchange Commission
         Washington, DC 20549-0102

         Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


         INVESTMENT COMPANY ACT FILE NUMBER:

         Liberty Funds Trust II: 811-3009
         - Liberty Income II Fund



--------------------------------------------------------------------------------

                              [LIBERTY FUNDS LOGO]
                              Liberty Funds Distributor, Inc. (C)2001
                              One Financial Center, Boston, MA 02111-2621, 800-426-3750
                              www.libertyfunds.com

[Job Code]

-

                           LIBERTY INCOME II FUND
                       A SERIES OF LIBERTY FUNDS TRUST II
                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL ___, 2001




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Liberty Income II Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated April __, 2001. This SAI should be read together with a Prospectus of the Fund. Investors may obtain a free copy of a Prospectus from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621.

This SAI contains additional information about the Fund and funds distributed by LFD generally, as well as additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

                                                                                                            PAGE
Definitions                                                                                                      2
Organization and History                                                                                         2
Investment Policies                                                                                              2
Portfolio Turnover                                                                                               3
Additional Information Concerning Investment Practices                                                           3
Taxes - General                                                                                                 14
Management of the Fund                                                                                          16
Fund Charges and Expenses                                                                                       21
Custodian                                                                                                       23
Independent Accountants                                                                                         23
Determination of Net Asset Value                                                                                23
How to Buy Shares                                                                                               23
Special Purchase Programs/Investor Services                                                                     24
Programs for Reducing or Eliminating Sales Charges                                                              25
How to Sell Shares                                                                                              27
How to Exchange Shares                                                                                          28
Suspension of Redemptions                                                                                       28
Shareholder Liability                                                                                           28
Shareholder Meetings                                                                                            28
Performance Measures and Information                                                                            29
Appendix A - Ratings                                                                                            31
Appendix B - Comparative Sources


754-16/667D-1100

                           LIBERTY INCOME II FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL __, 2001

DEFINITIONS
       "Trust"                           Liberty Funds Trust II
       "Fund"                            Liberty Income II Fund
       "Portfolio"                       Liberty Floating Rate Advantage Portfolio
       "Advisor"                         Stein Roe & Farnham Incorporated, the Fund's investment advisor
       "Administrator"                   Colonial Management Associates, Inc., the Fund's administrator
       "LFD"                             Liberty Funds Distributor, Inc., the Fund's distributor
       "LFS"                             Liberty Funds Services, Inc., the Fund's investor services and transfer agent

ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1986. The Fund, a diversified series of the Trust, commenced operations on April __, 2001 and represents the entire interest in a separate series of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting.

On November 1, 2000, Liberty Financial Companies, Inc. (Liberty Financial), the ultimate parent of the advisor, announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

The Fund seeks to achieve its objective by investing at least 65% of its assets in the Floating Rate Advantage Portfolio, which has the same investment objective and substantially the same investment policies as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

INVESTMENT POLICIES
The Fund is subject to the following fundamental investment policies, which may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities. The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

As fundamental investment policies, the Fund may not:

1. Borrow, except from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Own real estate except real estate having a value no more than 5% of the Fund's total assets acquired as the result of owning securities (nothing in this restriction shall limit the Fund's ability to purchase and sell
        (i) securities which are secured by real estate and (ii) securities of companies which invest or deal in real estate);
3. Invest in commodities, except that the Fund may purchase and sell futures contracts and related options to the extent that total initial margin and premiums on the contracts do not exceed 5% of its total assets;
4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;
5. Underwrite securities issued by others except to the extent the Fund could be deemed an underwriter when disposing of portfolio securities;
6. Make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and
7. Concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and
3. Invest more than 15% of its net assets in illiquid assets. Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES
Additional information concerning certain of the Portfolio's and the Fund's investments and investment practices is set forth below.

PORTFOLIO INVESTMENTS AND STRATEGIES
The following sets forth information about the investment policies of the Portfolio and the types of securities the Portfolio may buy. Please read this information together with information in the Prospectus under the caption "How the Portfolio Invests."

SENIOR LOANS
Senior Loans generally are arranged through private negotiations between a Borrower and the Lenders represented in each case by one or more Agents of the several Lenders. Senior Loans in which the Portfolio will purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The Senior Loans in the Portfolio's investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 90 days or less. Because of prepayment provisions, the economic maturity of Senior Loans may vary substantially from the stated maturity of such loans. As a result of anticipated prepayments from time to time of Senior Loans in the investment portfolio, based on historical experience, Stein Roe believes that the economic maturity of Senior Loans in the portfolio will be approximately 18-24 months.

PARTICIPATIONS AND ASSIGNMENTS
The Portfolio may invest in Participations in Senior Loans, may purchase Assignments of portions of Senior Loans from third parties and may act as one of the group of Primary Lenders. When the Portfolio purchases a Participation, the Portfolio will typically enter into a contractual relationship with the Lender selling the Participation, but not with the Borrower. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender selling the Participation, and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. The Portfolio will purchase a Participation only when the Lender selling the Participation, and any other institution interpositioned between such Lender and the Portfolio at the time of investment have outstanding debt obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody's) or, if unrated, determined by Stein Roe to be of comparable quality. The rights of the Portfolio when it acquires a Participation may be different from, and more limited than, the rights of Primary Lenders or of persons who acquire an Assignment. The Portfolio may pay a fee or forgo a portion of interest payments to the Lender selling a Participation or Assignment pursuant to the terms of such Participation or Assignment.

DEBT RESTRUCTURING
The Portfolio may purchase and retain in its portfolio an interest in a Senior Loan to a Borrower that has filed for protection under the federal bankruptcy laws or has had an involuntary bankruptcy petition filed against it by its creditors. Stein Roe's decision to purchase or retain such an interest will depend on its assessment of the likelihood that the Portfolio ultimately will receive full repayment of the principal amount of the Senior Loan interests, the likely duration, if any, of a lapse in the scheduled repayment of principal, and prevailing interest rates. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan interest. Depending upon, among other things, Stein Roe's evaluation of the potential value of such securities in relation to the price that could be obtained by the Portfolio at any given time upon sale thereof, the Portfolio may determine to hold such securities in its portfolio. Any equity security or junior debt security held by the Portfolio will not be treated as a Senior Loan and thus will not count toward the 80% of total assets that normally will be invested in Senior Loans.

BRIDGE FINANCING.
he Portfolio may acquire interests in Senior Loans that are designed to provide temporary or "bridge" financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A Borrower's use of a bridge loan involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower's perceived creditworthiness.

OTHER SECURITIES
The Portfolio will acquire warrants, equity securities and junior debt securities only as are incident to the purchase or intended purchase of interests in collateralized Senior Loans. The Portfolio generally will acquire interests in warrants, equity securities and junior debt securities only when Stein Roe believes that the relative value being given by the Portfolio in exchange for such interests is substantially outweighed by the potential value of such instruments.

Investment in warrants, equity securities and junior debt securities entails certain risks in addition to those associated with investments in Senior Loans. Warrants and equity securities have a subordinate claim on a Borrower's assets as compared with debt securities, and junior debt securities have a subordinate claim on such assets as compared with Senior Loans. As such, the values of warrants and equity securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may have an adverse impact on the ability of the Portfolio to minimize fluctuations in its net asset value.

DEFENSIVE INVESTMENT POLICY
If Stein Roe determines that market conditions temporarily warrant a defensive investment policy, the Portfolio may (but is not required to) invest, subject to its ability to liquidate its relatively illiquid portfolio of Senior Loans, up to 100% of its assets in cash and high quality, short-term debt securities. The Portfolio may also engage in interest rate and other hedging transactions, lend portfolio holdings, purchase and sell interests in Senior Loans and other portfolio debt securities on a "when-issued" or "delayed-delivery" basis, and enter into repurchase and reverse repurchase agreements. These investment practices involve certain special risk considerations. Stein Roe may use some or all of the following investment practices when, in the opinion of Stein Roe, their use is appropriate. Although Stein Roe believes that these investment practices may further the Portfolio's investment objective, no assurance can be given that the utilization of these investment practices will achieve that result.

STRUCTURED NOTES
The Portfolio may invest up to 10% of its total assets in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of financial leverage, which is a speculative technique. Leverage magnifies the potential for gain and the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of a structured note. Structured notes are treated as Senior Loans for purposes of the Portfolio's policy of normally investing at least 80% of its assets in Senior Loans.

DERIVATIVES
The Portfolio may enter into various interest rate hedging and risk management transactions. Certain of these interest rate hedging and risk management transactions may be considered to involve derivative instruments. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives with many different uses. The Portfolio expects to enter into these transactions primarily to seek to preserve a return on a particular investment or portion of its portfolio, and may also enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Portfolio owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Portfolio's investment portfolio.

HEDGING TRANSACTIONS
In addition, the Portfolio may also engage in hedging transactions, including entering into put and call options, to seek to protect the value of its portfolio against declines in net asset value resulting from changes in interest rates or other market changes. Market conditions will determine whether and in what circumstances the Portfolio would employ any hedging and risk management techniques. The Portfolio will not engage in any of the transactions for speculative purposes and will use them only as a means to hedge or manage the risks associated with assets held in, or anticipated to be purchased for, the investment portfolio or obligations incurred by the Portfolio. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of portfolio securities. The Portfolio will incur brokerage and other costs in connection with its hedging transactions.

INTEREST RATE SWAPS, CAPS AND FLOORS
The Portfolio may enter into interest rate swaps or purchase or sell interest rate caps or floors. The Portfolio will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Portfolio with another party of their respective obligations to pay or receive interest; e.g., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments. For example, the Portfolio may seek to shorten the effective interest rate redetermination period of a Senior Loan to a Borrower that has selected an interest rate redetermination period of one year. The Portfolio could exchange the Borrower's obligation to make fixed rate payments for one year for an obligation to make payments that readjust monthly. In such event, the Portfolio would consider the interest rate redetermination period of such Senior Loan to be the shorter period.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Portfolio will not enter into swaps, caps or floors, if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Portfolio.

In circumstances in which Stein Roe anticipates that interest rates will decline, the Portfolio might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Portfolio would receive payments from its counterparty that would wholly or partially offset the decrease in the payments it would receive with respect to the portfolio assets being hedged. In the case where the Portfolio purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Portfolio's counterparty would pay the Portfolio amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Portfolio would receive with respect to floating rate portfolio assets being hedged.

The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of Senior Loans depends on Stein Roe's ability to predict correctly the direction and extent of movements in interest rates. Although Stein Roe believes that use of the hedging and risk management techniques described above will benefit the Portfolio, if Stein Roe's judgment about the direction or extent of the movement in interest rates is incorrect, the Portfolio's overall performance could be worse than if it had not entered into any such transaction. For example, if the Portfolio had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor.

Inasmuch as these hedging transactions are entered into for good-faith risk management purposes, Stein Roe and the Portfolio believe such obligations do not constitute senior securities. The Portfolio will usually enter into interest rate swaps on a net basis; i.e., where the two parties make net payments with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained. If the Portfolio enters into a swap on other than a net basis, the Portfolio will maintain the full amount of its obligations under each such swap. Accordingly, the Portfolio does not treat swaps as senior securities. The Portfolio may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange (NYSE) or other entities determined to be creditworthy by Stein Roe, pursuant to procedures adopted and reviewed on an ongoing basis by the Board. If a default occurs by the other party to such transactions, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Portfolio's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Portfolio will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms Stein Roe believes are advantageous to the Portfolio. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Portfolio will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

NEW FINANCIAL PRODUCTS
New financial products continue to be developed and the Portfolio may invest in any such products as may be developed to the extent consistent with its investment objective and the regulatory and federal tax requirements applicable to investment companies.

BORROWING
The Portfolio is authorized to borrow money in an amount up to 33 1/3% of the Portfolio's total assets (after giving effect to the amount borrowed). The Portfolio is authorized to borrow money for the purpose of financing long-term investments, obtaining short-term liquidity in connection with quarterly repurchase offers and for temporary, extraordinary or emergency purposes. The use of leverage for investment purposes creates opportunities for greater total returns but at the same time involves certain risks. Any investment income or gains earned with respect to the amounts borrowed, which is in excess of the interest which is due on the borrowing, will augment the Portfolio's income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Portfolio's shares may decrease more quickly than would otherwise be the case and dividends on the shares would be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for distribution to the holders of Shares.

LENDING OF PORTFOLIO HOLDINGS
The Portfolio may seek to increase its income by lending financial instruments in its portfolio in accordance with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC. Such loans may be made, without limit, to brokers, dealers, banks or other recognized institutional Borrowers of financial instruments and would be required to be secured continuously by collateral, including cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the financial instruments loaned. The Portfolio would have the right to call a loan and obtain the financial instruments loaned at any time on five days' notice. For the duration of a loan, the Portfolio would continue to receive the equivalent of the interest paid by the issuer on the financial instruments loaned and also would receive compensation from the investment of the collateral. The Portfolio would not have the right to vote any financial instruments having voting rights during the existence of the loan, but the Portfolio could call the loan in anticipation of an important vote to be taken among holders of the financial instruments or in anticipation of the giving or withholding of their consent on a material matter affecting the financial instruments. As with other extensions of credit, such loans entail risks of delay in recovery or even loss of rights in the collateral should the Borrower of the financial instruments fail financially. However, the loans would be made only to borrowers deemed by Stein Roe to be of good standing and when, in the judgment of Stein Roe, the consideration that can be earned currently from loans of this type justifies the attendant risk. The creditworthiness of firms to which the Portfolio lends its portfolio holdings will be monitored on an ongoing basis by Stein Roe pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board. No specific limitation exists as to the percentage of the Portfolio's assets that the Portfolio may lend.

"WHEN-ISSUED" AND "DELAYED-DELIVERY" TRANSACTIONS
The Portfolio may also purchase and sell interests in Senior Loans and other portfolio securities on a "when-issued" and "delayed-delivery" basis. No income accrues to the Portfolio on such Senior Loans in connection with such purchase transactions prior to the date the Portfolio actually takes delivery of such Senior Loans. These transactions are subject to market fluctuation, the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase price, and yields generally available on such Senior Loans when delivery occurs may be higher or lower than yields on the Senior Loans obtained pursuant to such transactions. Because the Portfolio relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. When the Portfolio is the buyer in such a transaction, however, it will maintain cash or liquid securities having an aggregate value at least equal to the amount of such purchase commitments until payment is made. The Portfolio will make commitments to purchase such Senior Loans on such basis only with the intention of actually acquiring these Senior Loans, but the Portfolio may sell such Senior Loans prior to the settlement date if such sale is considered to be advisable. To the extent the Portfolio engages in "when-issued" and "delayed-delivery" transactions, it will do so for the purpose of acquiring Senior Loans for its investment portfolio consistent with its investment objective and policies and not for the purpose of investment leverage. No specific limitations exist as to the percentage of the Portfolio's assets that may be used to acquire securities on a "when-issued" or "delayed-delivery" basis.

REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements (a purchase of, and simultaneous commitment to resell, a financial instrument at an agreed upon price on an agreed upon date) only with member banks of the Federal Reserve System and member firms of the NYSE. In entering into a repurchase agreement, the Portfolio buys securities from the bank or broker-dealer, with the agreement that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Portfolio to earn a return on available liquid assets at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the counterparty is unable to meet its obligation to repurchase. Under the 1940 Act, repurchase agreements are deemed to be collateralized loans of money by the Portfolio to the counterparty. In evaluating whether to enter into a repurchase agreement, Stein Roe will consider carefully the creditworthiness of the counterparty. If the bank or broker-dealer that is the seller petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Portfolio is unsettled. The securities underlying a repurchase agreement will be marked to market every business day and adjusted in amount so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and Stein Roe will monitor the value of the collateral. No specific limitation exists as to the percentage of the Portfolio's assets that may be invested in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
The Portfolio may enter into reverse repurchase agreements with respect to debt obligations that could otherwise be sold by the Portfolio. Under a reverse repurchase agreement, the Portfolio sells a debt security and simultaneously obtain the commitment of the purchaser (a commercial bank or a broker-dealer) to sell the security back to the Portfolio at an agreed upon price on an agreed upon date. The Portfolio will maintain cash or liquid securities in an amount sufficient to cover its obligations with respect to reverse repurchase agreements. The Portfolio receives payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. SEC regulations require either that securities sold by the Portfolio under a reverse repurchase agreement be segregated pending repurchase or that the proceeds be segregated on the Portfolio's books and records pending repurchase. Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. An additional risk is that the market value of securities sold by the Portfolio under a reverse repurchase agreement could decline below the price at which the Portfolio is obligated to repurchase them. Reverse repurchase agreements are considered borrowings by the Portfolio and as such are subject to the restrictions on borrowing described below under "Investment Restrictions." The Portfolio will not hold more than 5% of the value of its total assets in reverse repurchase agreements as of the time the agreement is entered into.

RATED SECURITIES
For a description of the ratings applied by Moody's and S&P to short-term securities, please refer to the Appendix. The rated short-term securities described under Investment Policies above include securities given a rating conditionally by Moody's or provisionally by S&P. If the rating of a security held by the Portfolio is withdrawn or reduced, the Portfolio is not required to sell the security, but Stein Roe will consider such fact in determining whether the Portfolio should continue to hold the security.

SECURITIES LOANS
The Portfolio and the Fund may make secured loans of its respective portfolio securities amounting to not more than the percentage of its total assets specified in the Prospectus, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Portfolio or the Fund an amount equal to any dividends or interest received on securities lent. The Portfolio or the Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Portfolio or the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Portfolio or the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio and the Fund may also call such loans in order to sell the securities involved.

REPURCHASE AGREEMENTS
The Portfolio and the Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio or the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio or the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Portfolio's or the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Portfolio or the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Portfolio or the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio or the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio or the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LINE OF CREDIT
Subject to policy (1) under Investment Policies in this SAI, the Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

INTERFUND BORROWING AND LENDING PROGRAM
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio and the Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. It will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

TAXES - GENERAL
In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

FEDERAL TAXES. The Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate alternative minimum tax. The dividends received deduction for eligible dividends is subject to a holding period requirement.

FUND DISTRIBUTIONS. Distributions from the Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for one year or less) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the Fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities) and (c) must distribute at least 90% of its ordinary income (inclusive of net short-term capital gains) earned each year.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

MANAGEMENT OF THE FUND
Each of the Advisor, the Administrator, LFS and LFD is an indirect wholly-owned subsidiary of Liberty Financial, which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of LFC Holdings, Inc., which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117. As of December 31, 2000, the advisor managed over $___ billion in assets.

TRUSTEES AND OFFICERS

                                         Position
                                           with
Name and Address                 Age       Fund       Principal Occupation During Past Five Years
----------------                 ---       ----       -------------------------------------------
Douglas A. Hacker                         Trustee

Janet Langford Kelly                      Trustee

Richard W. Lowry                 64       Trustee     Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                 69       Trustee     Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                   Director of Itek Corporation (electronics) from 1975 to
New Seabury, MA 02649                                 1981).

William E. Mayer*                60       Trustee     Partner, Park Avenue Equity Partners (venture capital)
500 Park Avenue, 5th Floor                            (formerly Dean, College of Business and Management,
New York, NY 10022                                    University of Maryland from October, 1992 to November,
                                                      1996); Director,

                                                      Johns Manville; Director, Lee
                                                      Enterprises; Director, WR Hambrecht & Co.

Dr. Charels R. Nelson                     Trustee

John J. Neuhauser                57       Trustee            Academic Vice President and Dean of Faculties since
84 College Road                                              August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA 02467-3838                                 College School of Management from September, 1977 to
                                                             September, 1999).

Joseph R. Palombo                47       Trustee            Chief Operations Officer of Mutual Funds,
                                                             Liberty Financial Companies, Inc. since August,
                                                             2000; Executive Vice President and Director of
                                                             the Advisor since April, 1999; Executive Vice
                                                             President and Chief Administrative Officer of
                                                             LFG since April, 1999; Director of Stein Roe &
                                                             Farnham Incorporated (SR&F) since September 1,
                                                             2000; Trustee and Chairman of the Board of the
                                                             Stein Roe Mutual Funds since October, 2000;
                                                             Manager of Stein Roe Floating Rate Limited
                                                             Liability Company since October, 2000 (formerly
                                                             Vice President of the Funds from April, 1999 to
                                                             August, 2000 and Chief Operating Officer, Putnam
                                                             Mutual Funds from 1994 to 1998).

Thomas E. Stitzel                64       Trustee            Business Consultant (formerly Professor of Finance from
2208 Tawny Woods Place                                       1975 to 1999 and Dean from 1977 to 1991, College of
Boise, ID 83706                                              Business, Boise State University); Chartered Financial
                                                             Analyst.

Thomas C. Theobald                        Trustee

Anne-Lee Verville                55       Trustee            Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                       Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                         Solutions Division from 1991 to 1994, IBM Corporation
                                                             (global education and global applications)).

Stephen E. Gibson                47       President          President of the Funds since June, 1998;
                                                             Chairman of the Board since July, 1998, Chief
                                                             Executive Officer and President since December,
                                                             1996 and Director since July, 1996 of the
                                                             Advisor (formerly Executive Vice President from
                                                             July, 1996 to December, 1996); Director, Chief
                                                             Executive Officer and President of LFG since
                                                             December, 1998 (formerly Director, Chief
                                                             Executive Officer and President of The Colonial
                                                             Group, Inc. (TCG) from December, 1996 to
                                                             December, 1998); President of the Stein Roe
                                                             Mutual Funds since November, 1999; Director
                                                             since September 1, 2000, President and Vice
                                                             Chairman of SR&F since January, 2000 (formerly
                                                             Assistant Chairman from August, 1998 to January,
                                                             2000) (formerly Managing Director of Marketing
                                                             of Putnam Investments, June, 1992 to July,
                                                             1996).

J. Kevin Connaughton                      Treasurer and      Treasurer and Chief Financial Officer of the Liberty
                                          Chief Financial    Funds since December.
                                          Officer

William J. Ballou                35       Secretary          Secretary of the Liberty Funds and Liberty All-Star
                                                             Funds since October, 2000 (formerly Assistant
                                                             Secretary from October, 1997 to October, 2000);
                                                             Assistant Secretary of the Stein Roe Mutual Funds
                                                             since May, 2000; Vice President, Assistant Secretary
                                                             and Counsel of Colonial since October, 1997; Vice
                                                             President and Counsel since April, 2000, and Assistant
                                                             Secretary since December, 1998 of LFG (formerly
                                                             Associate Counsel, Massachusetts Financial Services
                                                             Company from May, 1995 to September, 1997; Associate,
                                                             Ropes & Gray from September, 1991 to May, 1995)

Kevin M. Carome                  44       Executive Vice     Executive Vice President of the Liberty Funds
                                          President          and Liberty All-Star Funds since October, 2000;
                                                             Executive Vice President of the Stein Roe Mutual
                                                             Funds since May, 1999 (formerly Vice President
                                                             and Assistant Secretary); Senior Vice President,
                                                             Legal since January, 1999 of LFG; General
                                                             Counsel and Secretary of Stein Roe & Farnham,
                                                             Inc. since 1998; Associate General Counsel and
                                                             Vice President of Liberty Financial Companies,
                                                             Inc. through January, 1999.

Michael G. Clarke                         Controller and     Controller of the Liberty Funds since December, 2000;
                                          Chief Accounting
                                          Officer

* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund, the Advisor or the Administrator.

The business address of the officers of the Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all Liberty funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the Liberty funds based on each fund's relative net assets and one-third of the fees are divided equally among the Liberty funds.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Fund into a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

INVESTMENT ADVISOR
Under its Management Agreement with the Fund, the Advisor provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Fund's prospectus and this SAI. The Advisor is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described in the Prospectus.

The Advisor and its predecessor have been providing investment advisory services since 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors.

The directors of the Advisor are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief of Staff of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza , Boston, Massachusetts 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.

Under the Management Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

PORTFOLIO TRANSACTIONS
The Advisor places orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. The Advisor's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Advisors' knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Advisor's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees of the Fund.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, the Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services that the Advisor feels are useful. In certain instances, the Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Advisor (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services are paid by the Advisor in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Advisor and not all such research products or services are used in connection with the management of the Fund.

With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor's attention, including investment research related to the security and provided to the Fund. The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Fund's portfolio securities held by the Fund. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.

The Advisor may use the services of AlphaTrade, Inc. (ATI), a registered broker-dealer subsidiary of the Administrator, when buying or selling equity securities for the Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions the Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the Fund, and will use a clearing broker to settle trades.

The Trustees have the authority to convert the Fund to a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

ADMINISTRATION AGREEMENT
Pursuant to an Administration Agreement with the Fund, the Administrator provides certain administrative services including: (i) providing office space, equipment and clerical personnel necessary for maintaining the organization of the Fund and for performing the administrative functions herein set forth; (ii) arranging, if desired by the Trust, for Directors, officers and employees of the Administrator to serve as Trustees, officers or agents of the Fund if duly elected or appointed to such positions and subject to their individual consent and to any limitations imposed by law; (iii) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (iv) coordinating and overseeing the activities of the Fund's other third-party service providers; (v) maintaining certain books and records of the Fund; and (vi) monitoring the tax-efficiency of the Fund. The Administration Agreement has a one year term. The Administrator is paid a monthly fee at the annual rate of average daily net assets set forth in the Prospectus. The Administrator and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Administrator currently serves as investment advisor, sub-advisor and/or administrator for 69 open-end and 10 closed-end management investment company portfolios (collectively, The Funds). Officers of the Trust who are also officers of the Administrator or its affiliates will benefit from the administration fees, sales commissions and other fees paid or allowed by the Trust.

PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Fund's shares. LFD has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.

CODE OF ETHICS
The Fund, the Advisor and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund.

FUND CHARGES AND EXPENSES
Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund, at the annual rate of 0.85%.

Under the Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the average daily net assets and, under a separate pricing and bookkeeping contract, a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:

                  0.035% annually on the next $950 million
                  0.025% annually on the next $1 billion
                  0.015% annually on the next $1 billion
                  0.001% annually on the excess over $3 billion

Under the Fund's transfer agency and shareholder servicing agreement, the Fund pays LFS a monthly fee at the annual rate of 0.07% of the average daily closing value of the total net assets of each Fund for such month. In addition to this compensation, the Fund pays LFS the following fees:

(1) A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS
(2) An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
(3) an account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
(4)     each Fund's allocated share of LFS reimbursement out-of-pocket expenses.

TRUSTEES AND TRUSTEES' FEES
For the fiscal period ending January 31, 2001, and the calendar year ended December 31, 1999, the Trustees of the Trust received the following compensation for serving as Trustees(a):

                              Aggregate Estimated Compensation From               Total Compensation From Fund
                               The Fund For The Fiscal Year Ending            Complex Paid To The Trustees For The
Trustee                                January 31, 2001(b)                  Calendar Year Ended December 31, 1999(c)
-------                                -------------------                  -------------------------------------
Tom Bleasdale                                 $449(d)                                       $103,000(e)
Lora S. Collins                                433                                            96,000
James E. Grinnell                              451                                           100,000
Richard W. Lowry                               433                                            97,000
Salvatore Macera                               433                                            95,000
William E. Mayer                               451                                           101,000
James L. Moody, Jr.                            451(f)                                         91,000(g)
John J. Neuhauser                              454                                           101,252
Joseph R. Palombo(h)                          N/A                                             N/A
Thomas E. Stitzel                              433                                            95,000
Anne-Lee Verville                              451(i)                                         96,000(j)

(a) The Funds do not currently offer pension or retirement plan benefits to Trustees.
(b) Since the Fund has not completed its first full fiscal year, compensation is estimated based upon future payments to be made and upon estimated relative Fund net assets.
(c) At December 31, 1999, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).
(d)     Includes $228 payable in later years as deferred compensation.
(e)     Includes $52,000 payable in later years as deferred compensation.
(f) Total estimated compensation of $451 for the fiscal year ending January 31, 2001 will be payable in later years as deferred compensation.
(g) Total compensation of $91,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.
(h) Does not receive compensation because he is an affiliated Trustee and employee of the Administrator.
(i) Total estimated compensation of $451 for the fiscal year ending January 31, 2001 will be payable in later years as deferred compensation.
(j) Total compensation of $96,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.


For the fiscal year ended December 31, 1999, some of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):

                                       Total Compensation From
                               Liberty All-Star Funds For The Calendar
Trustee                            Year Ended December 31, 1999(k)
-------                            ----------------------------
James E. Grinnell                              $25,000
Richard W. Lowry                                25,000
William E. Mayer                                25,000
John J. Neuhauser                               25,000

(k) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect (k) wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).

OWNERSHIP OF THE FUND
At inception, owned 100% of each Class of shares of the Fund and, therefore, may be deemed to "control" the Fund.

12b-1 PLAN, CDSC AND CONVERSION OF SHARES
The Fund offers five classes of shares - Class A, Class B, Class C, Class D and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act for each Class except Class Z. Under the Plan, the Fund pays LFD service and distribution fees at the annual rates described in the Prospectuses. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class D shares are offered at net asset value plus a 1.00% sales charge and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

CUSTODIAN
State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, are the Fund's independent accountants providing audit and tax return review services and assistance and consultation in connection with the review of various SEC filings.

DETERMINATION OF NET ASSET VALUE
The Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time), each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the markets on which they trade, but in no event later than 5:00 p.m. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The Fund may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Fund does not determine NAV. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Fund's Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Fund's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Fund's Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.
LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C D or Z shares. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSF's that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. (CLASSES A, B, C AND D ONLY) As a convenience to investors, Class A, B, C and D shares of the Fund may be purchased through the Automatic Investment Plan. Pre-authorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

TAX-SHELTERED RETIREMENT PLANS. (CLASSES A, B AND C ONLY) LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $15 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B, Class C or Class D shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
RIGHTS OF ACCUMULATION (Class A and Class B only). Reduced sales charges on Class A and Class B shares can be effected by combining a current purchase with prior purchases of shares of the Liberty funds. The applicable sales charge is based on the combined total of:

1.        the current purchase; and
2. the value at the public offering price at the close of business on the previous day of all Liberty fund shares held by the shareholder or donor (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's or donor's holdings by LFS. The Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Liberty fund shares held by the shareholder on the date of the Statement in Liberty funds (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of the Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of the Fund may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Administrator, LFD and other companies affiliated with the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

SPONSORED ARRANGEMENTS. Class A shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A shares of the Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCs) (CLASSES B, C AND D). CDSCs may be waived on redemptions in the following situations with the proper documentation:


1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or
        (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
        (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is 3. requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFS for more information 1-800-345-6611. FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN
If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B shares under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

The Fund may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. Telephone redemption privileges are described in the Prospectus.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

FAST CASH. As a convenience to investors, a shareholder is automatically eligible to redeem up to $100,000 from the shareholder's account in a 30-day period and have it mailed to the shareholder's address of record. This service is not available within 30 days of an address change. Shareholders wishing to avail themselves of this service should complete the appropriate section of the Application.

HOW TO EXCHANGE SHARES
Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of the Fund. The Class A and B shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C and D shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Fund may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). The prospectus of each fund distributed by LFD describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Liberty fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
The Fund may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or (v) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES AND INFORMATION

The Fund may quote yield figures from time to time. The "Yield" of the Fund is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

                                                         6
The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1) -1].

            Where:      a    =   dividends and interest earned during the
                                 period. (For this purpose, the Fund will
                                 recalculate the yield to maturity based on
                                 market value of each portfolio security on each
                                 business day on which net asset value is
                                 calculated.)
                        b    =   expenses accrued for the period (net of reimbursements).
                        c    =   the average daily number of shares outstanding during the period that were entitled to receive dividends.
                        d    =   the ending net asset value of the Fund for the period.

TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. The Fund may quote total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                       n
       Average Annual Total Return is computed as follows: ERV = P(1+T)

       Where:         P       =  a hypothetical initial payment of $1,000
                      T       =  average annual total return
                      n       =  number of years
                      ERV     =  ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.

PERFORMANCE DEPICTIONS AND COMPARISONS. The Fund may compare its performance to various unmanaged indices published by such sources as listed in Appendix B. The Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor, LFD or the Administrator to be reputable, and publications in the press pertaining to the Fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual fund's pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the Fund may discuss or quote its current portfolio manager(s) as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix B and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of LFD, the Advisor, the Administrator and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                APPENDIX--RATINGS

RATINGS IN GENERAL. A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

CORPORATE BOND RATINGS
Ratings By Moody's. Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Ratings by S&P. AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major ratings categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

COMMERCIAL PAPER RATINGS
Ratings by Moody's. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1  Highest Quality
Prime-2  Higher Quality
Prime-3  High Quality

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Ratings By S&P. A brief description of the applicable rating symbols and their meaning follows:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

                                                                           APPENDIX B
                                                                      COMPARATIVE SOURCES
                                                                  1999
SOURCE             CATEGORY                                                        RETURN (%)

CREDIT SUISSE FIRST BOSTON:

                           First Boston High Yield Index-
                           Global                                                        3.28

LIPPER, INC.:

                           AMEX Composite Index P                                       27.28
                           AMEX Computer Tech IX P                                      75.02
                           AMEX Institutional IX P                                      24.46
                           AMEX Major Market IX P                                       17.76
                           Bse Sensex Index                                             63.83
                           CAC 40:FFR IX P                                              51.12
                           CD Rate 1 Month Index Tr                                      5.31
                           CD Rate 3 Month Index Tr                                      5.46
                           CD Rate 6 Month Index Tr                                      5.59
                           Consumer Price Index                                       2.99
                           Copnhgn SE:Dkr IX P                                          20.46
                           DAX:Dm IX Tr                                                 39.10
                           Domini 400 Social Index                                      24.50
                           Dow Jones 65 Comp Av P                                       11.97
                           Dow Jones Ind Average P                                      25.22
                           Dow Jones Ind Dly Reinv                                      27.21
                           Dow Jones Ind Mth Reinv                                      27.29
                           Dow Jones Trans Av P                                         -5.47
                           Dow Jones Trans Av Tr                                        -4.52
                           Dow Jones Util Av P                                          -9.27
                           Dow Jones Util Av Tr                                         -6.02
                           Ft/S&P Act Wld Ex US IX                                        N/A
                           Ft/S&P Actuaries Wld IX                                        N/A
                           FT-SE 100:Pd IX P                                            17.81
                           FT-SE Gold Mines IX                                           0.20
                           Hang Seng:Hng Kng $ IX                                       68.80
                           Jakarta Composite Index                                      70.06
                           Jasdaq Index:Yen P                                          244.48
                           Klse Composite Index                                         38.59
                           Kospi Index                                                  82.78
                           Lear High Growth Rate IX                                       N/A
                           Lear Low Priced Value IX                                       N/A
                           Lehman 1-3 Govt/Corp P                                       -2.89
                           Lehman 1-3 Govt/Corp Tr                                       3.15
                           Lehman Aggregate Bd P                                        -7.03
                           Lehman Aggregate Bd Tr                                       -0.82
                           Lehman Cp Bd Int P                                           -6.43
                           Lehman Cp Bd Int Tr                                           0.16
                           Lehman Govt Bd Int P                                         -5.36
                           Lehman Govt Bd Int Tr                                         0.49
                           Lehman Govt Bd Long P                                       -14.59
                           Lehman Govt Bd Long Tr                                       -8.73
                           Lehman Govt Bd P                                             -8.08


                           Lehman Govt Bd Tr                                            -2.23
                           Lehman Govt/Cp Bd P                                          -8.26
                           Lehman Govt/Cp Bd Tr                                         -2.15
                           Lehman Govt/Cp Int P                                         -5.70
                           Lehman Govt/Cp Int Tr                                         0.39
                           Lehman High Yield P                                          -6.64
                           Lehman High Yield Tr                                          2.39
                           Lehman Muni 10 Yr IX P                                       -6.08
                           Lehman Muni 10 Yr IX Tr                                      -1.25
                           Lehman Muni 3 Yr IX P                                        -3.36
                           Lehman Muni 3 Yr IX Tr                                        1.96
                           Lehman Muni Bond IX P                                        -7.08
                           Lehman Muni Bond IX Tr                                       -2.06
                           Lipper 1000                                                    N/A
                           Lipper Mgmt Co Price IX                                      12.57
                           Madrid SE:Pst IX P                                           16.22
                           ML 10+ Yr Treasury IX Tr                                     -8.61
                           ML 1-3 Yr Muni IX P                                          -2.72
                           ML 1-3 Yr Muni IX Tr                                          2.51
                           ML 1-3 Yr Treasury IX P                                      -2.85
                           ML 1-3 Yr Treasury IX Tr                                      3.06
                           ML 1-5 Yr Gv/Cp Bd IX P                                      -3.84
                           ML 1-5 Yr Gv/Cp Bd IX Tr                                      2.19
                           ML 15 Yr Mortgage IX P                                       -4.14
                           ML 15 Yr Mortgage IX Tr                                       2.17
                           ML 1-5 Yr Treasury IX P                                      -3.83
                           ML 1-5 Yr Treasury IX Tr                                      2.04
                           ML 3 MO T-Bill IX Tr                                          4.85
                           ML 3-5 Yr Govt IX P                                          -5.45
                           ML 3-5 Yr Govt IX Tr                                          0.32
                           ML 3-7 Yr Muni IX Tr                                          0.66
                           ML Corp Master Index P                                       -8.53
                           ML Corp Master Index Tr                                      -1.89
                           ML Glbl Govt Bond Inx P                                      -6.83
                           ML Glbl Govt Bond Inx Tr                                     -1.66
                           ML Glbl Gv Bond IX II P                                      -9.65
                           ML Glbl Gv Bond IX II Tr                                     -4.52
                           ML Global Bond Index P                                       -9.04
                           ML Global Bond Index Tr                                      -3.50
                           ML Gov Corp Master IX Tr                                     -2.05
                           ML Govt Master Index P                                       -8.02
                           ML Govt Master Index Tr                                      -2.11
                           ML Govt/Corp Master IX P                                     -8.19
                           ML High Yld Master IX P                                      -7.86
                           ML High Yld Master IX Tr                                      1.57
                           ML Master Muni IX Tr                                         -6.35
                           ML Mortgage Master IX P                                      -4.86
                           ML Mortgage Master IX Tr                                      1.61
                           ML Treasury Master IX P                                      -8.31
                           ML Treasury Master IX Tr                                     -2.38
                           MSCI AC Americas Free ID                                     22.71
                           MSCI AC Asia Fr-Ja IX GD                                     64.67
                           MSCI AC Asia Fr-Ja IX ID                                     61.95
                           MSCI AC Asia Pac - Ja GD                                     55.23
                           MSCI AC Asia Pac - Ja ID                                     52.30
                           MSCI AC Asia Pac Fr-J GD                                     49.83
                           MSCI AC Asia Pac Fr-J ID                                     46.80

                           MSCI AC Asia Pac IX GD                                       59.66
                           MSCI AC Asia Pac IX ID                                       57.86
                           MSCI AC Europe IX GD                                         17.35
                           MSCI AC Europe IX ID                                         15.22
                           MSCI AC Fe - Ja IX GD                                        67.83
                           MSCI AC Fe - Ja IX ID                                        65.24
                           MSCI AC Fe Free IX GD                                        61.81
                           MSCI AC Fe Free IX ID                                        60.29
                           MSCI AC Fe Fr-Ja IX GD                                       62.11
                           MSCI AC Fe Fr-Ja IX ID                                       59.40
                           MSCI AC Pac Fr-Jpn IX GD                                     46.89
                           MSCI AC Pac Fr-Jpn IX ID                                     43.84
                           MSCI AC World Free IX GD                                     26.82
                           MSCI AC World Fr-USA GD                                      30.91
                           MSCI AC World Fr-USA ID                                      28.80
                           MSCI AC World IX GD                                          27.31
                           MSCI AC World IX ID                                          25.49
                           MSCI AC World-USA IX GD                                      31.79
                           MSCI AC Wrld Fr-Ja IX GD                                     23.07
                           MSCI AC Wrld Fr-Ja IX ID                                     21.20
                           MSCI AC Wrld-Ja IX GD                                        23.64
                           MSCI AC Wrld-Ja IX ID                                        21.77
                           MSCI Argentina IX GD                                         34.29
                           MSCI Argentina IX ID                                         30.05
                           MSCI Australia IX GD                                         18.67
                           MSCI Australia IX ID                                         15.19
                           MSCI Australia IX ND                                         17.62
                           MSCI Austria IX GD                                           -8.66
                           MSCI Austria IX ID                                          -10.47
                           MSCI Austria IX ND                                           -9.11
                           MSCI Belgium IX GD                                          -13.75
                           MSCI Belgium IX ID                                          -15.77
                           MSCI Belgium IX ND                                          -14.26
                           MSCI Brazil IX GD                                            67.23
                           MSCI Brazil IX ID                                            61.57
                           MSCI Canada IX GD                                            54.40
                           MSCI Canada IX ID                                            51.78
                           MSCI Canada IX ND                                            53.74
                           MSCI Chile IX GD                                             39.01
                           MSCI Chile IX ID                                             36.45
                           MSCI China Dom Fr IX ID                                      31.10
                           MSCI China Free IX ID                                         9.94
                           MSCI China Non Dom IX ID                                      5.82
                           MSCI Colombia IX GD                                         -13.69
                           MSCI Colombia IX ID                                         -19.14
                           MSCI Czech Rep IX GD                                          5.35
                           MSCI Czech Rep IX ID                                          3.97
                           MSCI Denmark IX GD                                           12.47
                           MSCI Denmark IX ID                                           10.85
                           MSCI Denmark IX ND                                           12.06
                           MSCI EAFE - UK IX GD                                         31.45
                           MSCI EAFE - UK IX ID                                         29.63
                           MSCI EAFE - UK IX ND                                         31.01
                           MSCI EAFE + Canada IX GD                                     28.27
                           MSCI EAFE + Canada IX ID                                     26.22
                           MSCI EAFE + Canada IX ND                                     27.93
                           MSCI EAFE + Em IX GD                                         31.03

                           MSCI EAFE + EM IX ID                                         28.93
                           MSCI EAFE + EMF IX GD                                        30.33
                           MSCI EAFE + EMF IX ID                                        28.24
                           MSCI EAFE Fr IX ID                                           25.03
                           MSCI EAFE GDP Wt IX GD                                       31.38
                           MSCI EAFE GDP Wt IX ID                                       29.49
                           MSCI EAFE GDP Wt IX ND                                       31.00
                           MSCI EAFE IX GD                                              27.30
                           MSCI EAFE IX ID                                              25.27
                           MSCI EAFE IX ND                                              26.96
                           MSCI EASEA IX GD                                             18.12
                           MSCI EASEA IX ID                                             15.90
                           MSCI EASEA IX ND                                             17.77
                           MSCI Em Asia IX GD                                           69.73
                           MSCI Em Asia IX ID                                           67.96
                           MSCI Em Eur/Mid East GD                                      79.61
                           MSCI Em Eur/Mid East ID                                      76.67
                           MSCI Em Europe IX GD                                         83.98
                           MSCI Em Europe IX ID                                         81.28
                           MSCI Em Far East IX GD                                       67.27
                           MSCI Em Far East IX ID                                       65.67
                           MSCI Em IX GD                                                68.82
                           MSCI Em IX ID                                                66.18
                           MSCI Em Latin Am IX GD                                       65.45
                           MSCI Em Latin Am IX ID                                       61.81
                           MSCI EMF Asia IX GD                                          69.41
                           MSCI EMF Asia IX ID                                          67.65
                           MSCI EMF Far East IX GD                                      65.50
                           MSCI EMF Far East IX ID                                      63.97
                           MSCI EMF IX GD                                               66.41
                           MSCI EMF IX ID                                               63.70
                           MSCI EMF Latin Am IX GD                                      58.89
                           MSCI EMF Latin Am IX ID                                      55.48
                           MSCI Europe - UK IX GD                                       17.84
                           MSCI Europe - UK IX ID                                       16.00
                           MSCI Europe - UK IX ND                                       17.35
                           MSCI Europe GDP Wt IX ID                                     14.08
                           MSCI Europe IX GD                                            16.23
                           MSCI Europe IX ID                                            14.12
                           MSCI Europe IX ND                                            15.89
                           MSCI European Union GD                                       19.22
                           MSCI European Union ID                                       16.99
                           MSCI Far East Free IX ID                                     59.99
                           MSCI Far East IX GD                                          62.63
                           MSCI Far East IX ID                                          61.10
                           MSCI Far East IX ND                                          62.41
                           MSCI Finland IX GD                                          153.33
                           MSCI Finland IX ID                                          150.71
                           MSCI Finland IX ND                                          152.60
                           MSCI France IX GD                                            29.69
                           MSCI France IX ID                                            28.00
                           MSCI France IX ND                                            29.27
                           MSCI Germany IX GD                                           20.53
                           MSCI Germany IX ID                                           18.70
                           MSCI Germany IX ND                                           20.04
                           MSCI Greece IX GD                                            49.64
                           MSCI Greece IX ID                                            47.58

                           MSCI Hongkong IX GD                                          59.52
                           MSCI Hongkong IX ID                                          54.85
                           MSCI Hongkong IX ND                                          59.52
                           MSCI Hungary IX GD                                           11.66
                           MSCI Hungary IX ID                                           10.81
                           MSCI India IX GD                                             87.35
                           MSCI India IX ID                                             84.67
                           MSCI Indonesia IX GD                                         93.46
                           MSCI Indonesia IX ID                                         92.04
                           MSCI Ireland IX ID                                          -14.02
                           MSCI Israel Dom IX ID                                        51.10
                           MSCI Israel IX ID                                            56.29
                           MSCI Israel Non Dom Ixid                                     47.06
                           MSCI Italy IX GD                                              0.19
                           MSCI Italy IX ID                                             -1.48
                           MSCI Italy IX ND                                             -0.26
                           MSCI Japan IX GD                                             61.77
                           MSCI Japan IX ID                                             60.56
                           MSCI Japan IX ND                                             61.53
                           MSCI Jordan IX GD                                             6.26
                           MSCI Jordan IX ID                                             2.00
                           MSCI Kokusai IX GD                                           21.26
                           MSCI Kokusai IX ID                                           19.43
                           MSCI Kokusai IX ND                                           20.84
                           MSCI Korea IX GD                                             92.42
                           MSCI Korea IX ID                                             90.17
                           MSCI Luxembourg IX ID                                        50.50
                           MSCI Malaysia IX GD                                         109.92
                           MSCI Malaysia IX ID                                         107.23
                           MSCI Mexico Free IX GD                                       80.07
                           MSCI Mexico Free IX ID                                       78.50
                           MSCI Mexico IX GD                                            81.76
                           MSCI Mexico IX ID                                            80.19
                           MSCI Netherland IX GD                                         7.43
                           MSCI Netherland IX ID                                         5.25
                           MSCI Netherland IX ND                                         6.88
                           MSCI New Zealand IX GD                                       14.30
                           MSCI New Zealand IX ID                                        9.70
                           MSCI New Zealand IX ND                                       12.90
                           MSCI Nordic IX GD                                            87.75
                           MSCI Nordic IX ID                                            85.11
                           MSCI Nordic IX ND                                            87.00
                           MSCI Norway IX GD                                            32.43
                           MSCI Norway IX ID                                            29.52
                           MSCI Norway IX ND                                            31.70
                           MSCI Nth Amer IX GD                                          23.47
                           MSCI Nth Amer IX ID                                          21.91
                           MSCI Nth Amer IX ND                                          23.00
                           MSCI Pac - Japan IX GD                                       43.20
                           MSCI Pac - Japan IX ID                                       39.35
                           MSCI Pac - Japan IX ND                                       42.58
                           MSCI Pacific Free IX ID                                      55.19
                           MSCI Pacific Fr-Jpn ID                                       34.95
                           MSCI Pacific IX GD                                           57.96
                           MSCI Pacific IX ID                                           56.17
                           MSCI Pacific IX ND                                           57.63
                           MSCI Pakistan IX GD                                          49.62

                           MSCI Pakistan IX ID                                          42.24
                           MSCI Peru IX GD                                              18.86
                           MSCI Peru IX ID                                              16.34
                           MSCI Philippines Fr Ixgd                                      3.32
                           MSCI Philippines Fr Ixid                                      2.33
                           MSCI Philippines IX GD                                        8.90
                           MSCI Philippines IX ID                                        7.62
                           MSCI Portugal IX GD                                          -8.45
                           MSCI Portugal IX ID                                         -10.86
                           MSCI Russia IX GD                                           247.06
                           MSCI Russia IX ID                                           246.20
                           MSCI Sing/Mlysia IX GD                                       99.40
                           MSCI Sing/Mlysia IX ID                                       97.08
                           MSCI Sing/Mlysia IX ND                                       99.40
                           MSCI Singapore Fr IX GD                                      60.17
                           MSCI Singapore Fr IX ID                                      58.43
                           MSCI South Africa IX GD                                      57.20
                           MSCI South Africa IX ID                                      53.43
                           MSCI Spain IX GD                                              5.27
                           MSCI Spain IX ID                                              3.53
                           MSCI Spain IX ND                                              4.83
                           MSCI Sri Lanka IX GD                                         -6.27
                           MSCI Sri Lanka IX ID                                         -9.73
                           MSCI Sweden IX GD                                            80.60
                           MSCI Sweden IX ID                                            77.76
                           MSCI Sweden IX ND                                            79.74
                           MSCI Swtzrlnd IX GD                                          -6.59
                           MSCI Swtzrlnd IX ID                                          -7.81
                           MSCI Swtzrlnd IX ND                                          -7.02
                           MSCI Taiwan IX GD                                            52.71
                           MSCI Taiwan IX ID                                            51.52
                           MSCI Thailand IX GD                                          40.92
                           MSCI Thailand IX ID                                          40.49
                           MSCI Turkey IX GD                                           252.41
                           MSCI Turkey IX ID                                           244.36
                           MSCI UK IX GD                                                12.45
                           MSCI UK IX ID                                                 9.74
                           MSCI UK IX ND                                                12.45
                           MSCI USA IX GD                                               22.38
                           MSCI USA IX ID                                               20.86
                           MSCI USA IX ND                                               21.92
                           MSCI Venezuela IX GD                                          8.71
                           MSCI Venezuela IX ID                                          1.68
                           MSCI World - UK IX GD                                        26.83
                           MSCI World - UK IX ID                                        25.17
                           MSCI World - UK IX ND                                        26.38
                           MSCI World - USA IX GD                                       28.27
                           MSCI World - USA IX ID                                       26.22
                           MSCI World - USA IX ND                                       27.93
                           MSCI World GDP Wt IX ID                                      27.26
                           MSCI World IX Free ID                                        23.45
                           MSCI World IX GD                                             25.34
                           MSCI World IX ID                                             23.56
                           MSCI World IX ND                                             24.93
                           MSCI Wrld - Austrl IX GD                                     25.42
                           MSCI Wrld - Austrl IX ID                                     23.67
                           MSCI Wrld - Austrl IX ND                                     25.03

                           NASDAQ 100 IX P                                             101.95
                           NASDAQ Bank IX P                                             -7.98
                           NASDAQ Composite IX P                                        85.59
                           NASDAQ Industrial IX P                                       71.67
                           NASDAQ Insurance IX P                                         5.54
                           NASDAQ Natl Mkt Cmp IX                                       85.87
                           NASDAQ Natl Mkt Ind IX                                       72.04
                           NASDAQ Transport IX P                                         1.82
                           Nikkei 225 Avg:Yen P                                         36.79
                           NYSE Composite P                                              9.15
                           NYSE Finance IX P                                            -0.92
                           NYSE Industrials IX P                                        11.37
                           NYSE Transportation IX                                       -3.25
                           NYSE Utilities IX P                                          14.62
                           Oslo SE Tot:Fmk IX P                                         45.54
                           Philippines Composite IX                                      8.85
                           PSE Technology IX P                                         116.40
                           Russell 1000 Grow IX Tr                                      33.16
                           Russell 1000 IX P                                            19.46
                           Russell 1000 IX Tr                                           20.91
                           Russell 1000 Value IX Tr                                      7.35
                           Russell 2000 Grow IX Tr                                      43.09
                           Russell 2000 IX P                                            19.62
                           Russell 2000 IX Tr                                           21.26
                           Russell 2000 Value IX Tr                                     -1.49
                           Russell 3000 IX P                                            19.43
                           Russell 3000 IX Tr                                           20.90
                           Russell Midcap Grow IX                                       51.29
                           Russell Midcap IX Tr                                         18.23
                           Russell Midcap Value IX                                      -0.11
                           S & P 100 Index P                                            31.26
                           S & P 500 Daily Reinv                                        21.04
                           S & P 500 Index P                                            19.53
                           S & P 500 Mnthly Reinv                                       21.03
                           S & P 600 Index P                                            11.52
                           S & P 600 Index Tr                                           12.41
                           S & P Financial IX P                                          2.19
                           S & P Financial IX Tr                                         3.97
                           S & P Industrial IX Tr                                       25.87
                           S & P Industrials P                                          24.52
                           S & P Midcap 400 IX P                                        13.35
                           S & P Midcap 400 IX Tr                                       14.72
                           S & P Transport Index P                                     -10.69
                           S & P Transport IX Tr                                        -9.32
                           S & P Utility Index P                                       -12.48
                           S & P Utility Index Tr                                       -8.88
                           S & P/Barra Growth IX Tr                                     27.98
                           S & P/Barra Value IX Tr                                      12.72
                           SB Cr-Hdg Nn-US Wd IX Tr                                      2.88
                           SB Cr-Hdg Wd Gv Bd IX Tr                                      1.31
                           SB Non-US Wd Gv Bd IX Tr                                     -5.07
                           SB Wd Gv Bd:Austrl IX Tr                                      4.07
                           SB Wd Gv Bd:Germny IX Tr                                    -16.42
                           SB Wd Gv Bd:Japan IX Tr                                      15.53
                           SB Wd Gv Bd:UK IX Tr                                         -4.30
                           SB Wd Gv Bd:US IX Tr                                         -2.45
                           SB World Govt Bond IX Tr                                     -4.27

                           SB World Money Mkt IX Tr                                      0.39
                           Straits Times Index                                          77.54
                           Swiss Perf:Sfr IX Tr                                         11.69
                           Taiwan SE:T$ IX P                                            42.86
                           T-Bill 1 Year Index Tr                                        4.91
                           T-Bill 3 Month Index Tr                                       4.74
                           T-Bill 6 Month Index Tr                                       4.85
                           Thailand Set Index                                           35.44
                           Tokyo 2nd Sct:Yen IX P                                      121.27
                           Tokyo Se(Topix):Yen IX                                       58.44
                           Toronto 300:C$ IX P                                          29.72
                           Toronto SE 35:C$ IX P                                        36.42
                           Value Line Cmp IX-Arth                                       10.56
                           Value Line Cmp IX-Geom                                       -1.40
                           Value Line Industrl IX                                       -0.05
                           Value Line Railroad IX                                       -9.93
                           Value Line Utilties IX                                       -7.10
                           Lipper CE Pac Ex Jpn IX                                      73.32
                           Lipper Pac Ex-Jpn Fd IX                                      74.88


THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:

                           Real Estate Investment Trust Index                           -4.62



SALOMON SMITH BARNEY WGBI MARKET SECTORS:                                        LOCAL CURRENCY        U.S. DOLLARS
-----------------------------------------                                        --------------        ------------

                           U.S. Government (Sovereign)                                -2.45                  -2.45
                           United Kingdom (Sovereign)                                 -1.20                   -4.3
                           France (Sovereign)                                         -2.95                 -17.16
                           Germany (Sovereign)                                        -2.08                 -16.42
                           Japan (Sovereign)                                           4.83                  15.53
                           Canada (Sovereign)                                         -1.46                   4.29

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

PART C.   OTHER INFORMATION
          -----------------

Item 23.  EXHIBITS:
          ---------

     Liberty Income II Fund (LIIIF)

     (a)(1)    Amendment No. 5 to the Agreement and Declaration of Trust (6)

     (a)(2)    Amendment No. 6 to the Agreement and Declaration of Trust (7)

     (b)       Amended By-Laws dated 4/1/99 (7)

     (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

     (d)(1) Form of Management Agreement between Liberty Funds Trust II on behalf of LIGF and Colonial Management Associates, Inc.(1)

     (d)(5) Management Agreement between Liberty Funds Trust II on behalf of LFRF and Colonial Management Associates, Inc.*

     (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(2) Appendix I to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc.*

     (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(4) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc.*

     (e)(5) Form of Selling Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6.(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(7)    Form of Dealer Manager Agreement (LNGCF)(4)

     (f)       Not Applicable

     (g)(1)    Global Custody Agreement with The Chase Manhattan Bank - filed as
               Exhibit 8. to Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N1-A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

     (g)(2) Amendment No. 13 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C,
               Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41291 and 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

     (g)(3) Custodian contract between Registrant and State Street Bank and Trust Company*

     (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Liberty Funds Services, Inc. - filed as
               Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(2) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(3) Amendment No. 25 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended*

     (h)(4) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement of Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(5)    Amendment to Appendix I of Pricing and Bookkeeping Agreement*

     (h)(6) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made part of this Registration Statement

     (h)(7) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement - filed as Exhibit (h)(9) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made part of this Registration Statement

     (h)(11) Administration Agreement with Colonial Management Associates, Inc.(LFRF)*

     (i)       Opinion and Consent of Counsel (with respect to LFRF)*

     (j)       Not Applicable

     (k)       Not Applicable

     (l)       Not Applicable

     (m)       Rule 12b-1 Distribution Plan*

     (n)       Not applicable

     (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

     (p) Code of Ethics of the Liberty Financial Companies, Inc. - filed as Exhibit (p)(1) in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001, and is hereby incorporated by reference and made part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville
- filed in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos.
33-12109 and 811-5030), filed with the Commission on or about January 24, 2001 and is hereby incorporated by reference and made a part of this Registration Statement

* To be filed by Amendment.

Not all footnotes listed below will be applicable to this filing.

(1) Incorporated by reference from Post-Effective Amendment No. 24 filed on December 11, 1995.

(2) Incorporated by reference from Post-Effective Amendment No. 25 filed on March 20, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 29 filed on March 11, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 30 filed on June 23, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 33 filed on December 22, 1997.

(6) Incorporated by reference to Post-Effective Amendment No. 36 filed on October 30, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 41 filed on August 27, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 45 filed on December 29, 1999.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON GROUP CONTROL WITH REGISTRANT
          -------------------------------------------------------------------

          None

Item 25.  INDEMNIFICATION
          ---------------
          See Article VIII of Amendment No. 5 to the Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

          See Form of Indemnification Agreement entered into by Registrant, on behalf of LMMF, and the SR&F Base Trust (Base Trust), on behalf of SR&F Cash Reserves Portfolio (Portfolio) relating to liability in connection with information contained in Part B of this Registration Statement and filed as Exhibit (h)(10) hereto.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
          ----------------------------------------------------
          The following sets forth business and other connections of each director and officer of Colonial Management Associates, Inc.: (see next page)

          Stein Roe & Farnham Incorporated ("Stein Roe"), the investment adviser, is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

          For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

          Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI, of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by SteinRoe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., which is located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

          POSITION FORMERLY

                                                                HELD WITHIN
                                 CURRENT POSITION              PAST TWO YEARS
                                 ----------------              --------------
          STEINROE SERVICES INC.
          Kevin M. Carome        Assistant Clerk
          Kenneth J. Kozanda                                   VP; Treasurer
          C. Allen Merritt, Jr.  Director; Vice President

          COLONIAL MANAGEMENT ASSOCIATES, INC.
          Ophelia L. Barsketis   Senior Vice President
          Kevin M. Carome        Senior Vice President
          William M. Garrison    Vice President
          Stephen E. Gibson      Chairman, President and
                                 Chief Executive Officer
          Loren A. Hansen        Senior Vice President
          Clare M. Hounsell      Vice President
          Deborah A. Jansen      Senior Vice President
          North T. Jersild       Vice President
          Joseph R. Palombo      Executive Vice President
          Yvonne T. Shields      Vice President

          SR&F BASE TRUST
          William J. Ballou      Secretary                     Asst. Secretary
          Kevin M. Carome        Executive VP                    VP; Secretary
          J. Kevin Connaughton   Controller
          Stephen E. Gibson      President
          Pamela A. McGrath      Treasurer                     SVP

          LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
          William J. Ballou      Secretary                     Asst. Secretary
          Kevin M. Carome        Executive VP                    VP; Secretary
          J. Kevin Connaughton   Controller
          Stephen E. Gibson      President
          Pamela A. McGrath      Treasurer

          LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
          William J. Ballou      Secretary                     Asst. Secretary
          Kevin M. Carome        Executive VP                    VP; Secretary
          J. Kevin Connaughton   Controller
          Stephen E. Gibson      President
          Pamela A. McGrath      Treasurer                     SVP

          LIBERTY-STEIN ROE ADVISOR TRUST
          William J. Ballou      Secretary                     Asst. Secretary
          Kevin M. Carome        Executive VP                    VP; Secretary
          J. Kevin Connaughton   Controller
          Stephen E. Gibson      President                     SVP
          Pamela A. McGrath      Treasurer

          LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
          William J. Ballou      Secretary                     Asst. Secretary
          Kevin M. Carome        Executive VP                    VP; Secretary
          J. Kevin Connaughton   Controller
          Stephen E. Gibson      President
          Pamela A. McGrath      Treasurer                     SVP

          STEINROE VARIABLE INVESTMENT TRUST
          William J. Ballou      Secretary                     Asst. Secretary
          Kevin M. Carome        Executive VP                    VP; Secretary
          J. Kevin Connaughton   Controller
          Stephen E. Gibson      President
          Pamela A. McGrath      Treasurer                     SVP

          LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
          William J. Ballou      Secretary                     Asst. Secretary
          Kevin M. Carome        Executive VP                    VP; Secretary
          J. Kevin Connaughton   Controller
          Stephen E. Gibson      President
          Pamela A. McGrath      Treasurer                     SVP

          LIBERTY VARIABLE INVESTMENT TRUST
          Ophelia L. Barsketis   Vice President
          Deborah A. Jansen      Vice President
          Kevin M. Carome        Vice President

Item 27.  Principal Underwriter

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund, SteinRoe Variable Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

     (1)                      (2)                   (3)

                              Positions and
                              Offices with          Positions and
     Name and Principal       Principal             Offices with
     Business Address*        Underwriter           Registrant
     ------------------       -------------         -------------

     Abusheery, Greg             V.P.                  None

     Anderson, Judith            V.P.                  None

     Anguilla, Carol             Clerk                 None

     Babbitt, Debra              V.P. and              None
                                 Comp. Officer

     Bartlett, John              Managing Director     None

     Bertrand, Thomas            V.P.                  None

     Blakeslee, James            Sr. V.P.              None

     Blumenfeld, Alexander       V.P.                  None

     Bozek, James                Sr. V.P.              None

     Brown, Beth                 V.P.                  None

     Bruneau, Brian              Sr. V.P.              None

     Burtman, Tracy              V.P.                  None

     Campbell, Patrick           V.P.                  None

     Carinio, Angela             V.P.                  None

     Carroll, Sean               V.P.                  None

     Chrzanowski, Daniel         V.P.                  None

     Clapp, Elizabeth A.         Managing Director     None

     Claiborne, Doug             V.P.                  None

     Conley, Brook               V.P.                  None

     Cook, Edward                V.P.                  None

     Costello, Matthew           V.P.                  None

     Couto, Scott                V.P.                  None

     Cox, Michael                V.P.                  None

     Davey, Cynthia              Sr. V.P.              None

     Denny, Jeffrey              V.P.                  None

     Desilets, Marian            V.P.                  Asst. Sec.

     Devaney, James              Sr. V.P.              None

     DiMaio, Stephen             V.P.                  None

     Donohue, Jordan             V.P.                  None

     Downey, Christopher         V.P.                  None

     Dupree, Robert              V.P.                  None

     Emerson, Kim P.             Sr. V.P.              None

     Erickson, Cynthia G.        Sr. V.P.              None

     Evans, C. Frazier           Managing Director     None

     Evitts, Stephen             V.P.                  None

     Feldman, David              Managing Director     None

     Feloney, Joseph             Sr. V.P.              None

     Ferullo, Jeanne             V.P.                  None

     Fifield, Robert             V.P.                  None

     Fisher, James               V.P.                  None

     Ford, David                 V.P.                  None

     Fragasso, Philip            Managing Director     None

     Gentile, Russell            V.P.                  None

     Gerokoulis,                 Sr. V.P.              None
      Stephen A.

     Gibson, Stephen E.          Director; Chairman    President
                                 of the Board

     Goldberg, Matthew           Sr. V.P.              None

     Grace, Anthony              V.P.                  None

     Gubala, Jeffrey             V.P.                  None

     Guenard, Brian              V.P.                  None

     Harrington, Tom             Sr. V.P.              None

     Hartnett, Kelly             V.P.                  None

     Hodgkins, Joseph            Sr. V.P.              None

     Huennekens, James           V.P.                  None

     Hussey, Robert              Managing Director     None

     Iudice, Jr., Philip         Treasurer and CFO     None

     Ives, Curt                  V.P.                  None

     Jackson, Lyman              V.P.                  None

     Johnston, Kenneth           V.P.                  None

     Jones, Cynthia              V.P.                  None

     Kelley, Terry M.            V.P.                  None

     Kelson, David W.            Sr. V.P.              None

     Kelson, Jr., David          V.P.                  None

     Lewis, Blair                V.P.                  None

     Lynch, Andrew               Managing Director     None

     Lynn, Jerry                 V.P.                  None

     Marsh, Curtis               Sr. V.P.              None

     Martin, Peter               Sr. V.P.              None

     McCombs, Gregory            Sr. V.P.              None

     McKenzie, Mary              V.P.                  None

     Menchin, Catherine          Sr. V.P.              None

     Miller, Anthony             V.P.                  None

     Moberly, Ann R.             Sr. V.P.              None

     Morse, Jonathan             V.P.                  None

     Nickodemus, Paul            V.P.                  None

     O'Donnell, John             V.P.                  None

     O'Shea, Kevin               Managing Director     None

     Palombo, Joseph R.          Director              Trustee and
                                                       Chairman of
                                                       the Board

     Perullo, Deborah            V.P.                  None

     Piken, Keith                Sr. V.P.              None

     Place, Jeffrey              Managing Director     None

     Raftery-Arpino, Linda       Sr. V.P.              None

     Ratto, Gregory              V.P.                  None

     Reed, Christopher B.        Sr. V.P.              None

     Riegel, Joyce               V.P.                  None

     Ross, Gary                  Sr. V.P.              None

     Santosuosso, Louise         Sr. V.P.              None

     Schomburg, James            V.P.                  None

     Schug, Derek                V.P.                  None

     Schulman, David             Sr. V.P.              None

     Scully-Power, Adam          V.P.                  None

     Sellers, Gregory            V.P.                  None

     Shea, Terence               V.P.                  None

     Sideropoulos, Lou           Sr. V.P.              None

     Sinatra, Peter              V.P.                  None

     Smith, Darren               V.P.                  None

     Soester, Trisha             V.P.                  None

     Studer, Eric                V.P.                  None

     Sullivan, Paul              V.P.                  None

     Sweeney, Maureen            V.P.                  None

     Tambone, James              CEO; Co-President     None

     Tasiopoulos, Lou            Co-President          None

     Torrisi, Susan              V.P.                  None

     Tufts, Peter                V.P.                  None

     Turcotte, Frederick J.      V.P.                  None

     Vail, Norman                V.P.                  None

     VanEtten, Keith H.          Sr. V.P.              None

     Warfield, James             V.P.                  None

     Wess, Valerie               Sr. V.P.              None

     White, John                 V.P.                  None

     Widder, Mary-Lee            V.P.                  None

     Yates, Susan                V.P.                  None

     Young, Deborah              V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

          Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for The Chase Manhattan Bank is 270 Park Avenue, New York, NY 10017-2070.

Item 29.  MANAGEMENT SERVICES
          -------------------

          See Item 5, Part A and Item 16, Part B

Item 30.  UNDERTAKINGS
          ------------

          Not applicable

                                     NOTICE


     A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust II is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust II, certifies that it has duly caused this Post-Effective Amendment No. 49 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 49 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 26th day of January, 2001.

                                               Liberty Funds Trust II


                                               By: /s/STEPHEN E. GIBSON
                                                   --------------------------
                                                   Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                    TITLE                                  DATE
----------                    -----                                  ----

/s/ STEPHEN E. GIBSON         President                         January 26, 2001
--------------------------    (chief executive officer)
Stephen E. Gibson


/s/ J. KEVIN CONNAUGHTON      Treasurer and CFO                 January 26, 2001
--------------------------    (chief accounting officer
J. Kevin Connaughton          and chief financial officer)

DOUGLAS A. HACKER*            Trustee
--------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*         Trustee
--------------------------
Janet Langford Kelly


RICHARD W. LOWRY*             Trustee
--------------------------
Richard W. Lowry


SALVATORE MACERA*             Trustee
--------------------------
Salvatore Macera


WILLIAM E. MAYER*             Trustee                /s/ Suzan M. Barron
--------------------------                               Suzan M. Barron
William E. Mayer                                     --------------------
                                                         Attorney-in-fact
                                                         January 26, 2001


DR. CHARLES R. NELSON*        Trustee
--------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*            Trustee
--------------------------
John J. Neuhauser


THOMAS E. STITZEL*            Trustee
--------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*           Trustee
--------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*            Trustee
--------------------------
Anne-Lee Verville

                                  EXHIBIT INDEX